UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB High Income Fund

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 38.9%
Industrial - 33.2%
Basic - 3.4%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	7,490	$7,798,962
Aleris International, Inc.
7.875%, 11/01/20		4,671	4,769,675
Anglo American Capital PLC
4.125%, 4/15/21 (a)		780	791,700
4.875%, 5/14/25 (a)		1,287	1,303,088
ArcelorMittal
6.125%, 6/01/25		3,896	4,283,184
7.75%, 3/01/41		2,090	2,272,875
8.00%, 10/15/39		11,307	12,579,037
Ashland LLC
4.75%, 8/15/22		1,800	1,840,500
Axalta Coating Systems LLC
4.875%, 8/15/24 (a)		2,893	2,929,162
CF Industries, Inc.
4.95%, 6/01/43		3,911	3,353,682
5.375%, 3/15/44		3,042	2,661,750
6.875%, 5/01/18		1,100	1,159,125
Cliffs Natural Resources, Inc.
7.75%, 3/31/20 (a)		5,351	5,504,841
8.00%, 9/30/20 (a)		1,294	1,345,760
Commercial Metals Co.
4.875%, 5/15/23		3,249	3,313,980
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		18,654	18,700,635
Constellium NV
5.75%, 5/15/24 (a)		9,890	9,519,125
ERP Iron Ore, LLC
9.034%, (LIBOR 3 Month + 8.00%), 12/31/19 (b)(c)		2,880	2,880,383
First Quantum Minerals Ltd.
6.75%, 2/15/20 (a)		1,396	1,431,779
7.00%, 2/15/21 (a)		1,371	1,405,275
7.25%, 5/15/22 (a)		8,387	8,554,740
Freeport-McMoRan, Inc.
5.40%, 11/14/34		3,333	2,911,176
5.45%, 3/15/43		8,300	7,138,000
6.125%, 6/15/19 (a)		1,298	1,317,470
6.50%, 11/15/20 (a)		3,362	3,446,050
6.625%, 5/01/21 (a)		649	661,980
6.75%, 2/01/22 (a)		1,566	1,632,555
Grinding Media, Inc./MC Grinding Media Canada, Inc.
7.375%, 12/15/23 (a)		7,199	7,603,944
Ineos Finance PLC
4.00%, 5/01/23 (a)	EUR	5,160	5,793,029
INEOS Group Holdings SA
5.75%, 2/15/19 (a)		1,266	1,391,657
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)	U.S.$	20,167	22,474,105

	Principal Amount (000)		U.S. $ Value
Lecta SA
6.50%, 8/01/23 (a)	EUR	1,106	$1,238,699
Lundin Mining Corp.
7.50%, 11/01/20 (a)	U.S.$	2,459	2,607,573
7.875%, 11/01/22 (a)		4,001	4,361,090
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (d)(e)(f)		16,121	1,612
Momentive Performance Materials, Inc.
3.88%, 10/24/21		22,931	22,300,397
8.875%, 10/15/20 (e)(g)(h)		22,931	0
Novelis Corp.
5.875%, 9/30/26 (a)		8,210	8,333,150
6.25%, 8/15/24 (a)		2,634	2,772,285
Peabody Energy Corp.
6.00%, 11/15/18 (d)(e)(h)(i)		28,941	18,232,830
PQ Corp.
6.75%, 11/15/22 (a)		4,402	4,765,165
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		4,234	4,361,020
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		1,073	1,252,728
SPCM SA
6.00%, 1/15/22 (a)		1,298	1,346,675
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)		1,911	1,944,443
5.125%, 10/01/21		1,007	1,042,245
6.375%, 8/15/22		3,790	3,965,287
Teck Resources Ltd.
5.40%, 2/01/43		17,291	16,253,540
6.125%, 10/01/35		5,000	5,112,500
6.25%, 7/15/41		1,323	1,359,383
8.00%, 6/01/21 (a)		303	334,058
8.50%, 6/01/24 (a)		445	517,869
United States Steel Corp.
8.375%, 7/01/21 (a)		5,453	6,052,830

			260,924,603

Capital Goods - 2.4%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		3,293	2,799,050
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)		3,425	3,562,000
Apex Tool Group LLC
7.00%, 2/01/21 (a)		7,737	7,156,725
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (a)(b)	EUR	10,431	11,373,993
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (a)		5,303	6,232,646
7.25%, 5/15/24 (a)	U.S.$	4,101	4,393,196

	Principal Amount (000)		U.S. $ Value
Berry Plastics Corp.
5.50%, 5/15/22	U.S.$	1,590	$1,653,600
Bombardier, Inc.
5.75%, 3/15/22 (a)		4,685	4,603,012
7.50%, 3/15/25 (a)		5,805	5,819,512
7.75%, 3/15/20 (a)		2,558	2,721,073
8.75%, 12/01/21 (a)		7,024	7,594,700
Clean Harbors, Inc.
5.125%, 6/01/21		3,417	3,503,108
5.25%, 8/01/20		800	820,600
CNH Industrial Capital LLC
3.25%, 2/01/17		1,425	1,425,000
EnPro Industries, Inc.
5.875%, 9/15/22		5,800	6,032,000
Gardner Denver, Inc.
6.875%, 8/15/21 (a)		4,021	4,010,948
GFL Environmental, Inc.
7.875%, 4/01/20 (a)		1,770	1,843,013
9.875%, 2/01/21 (a)		6,191	6,732,712
Herc Rentals, Inc.
7.75%, 6/01/24 (a)		14,208	15,380,160
KLX, Inc.
5.875%, 12/01/22 (a)		7,050	7,384,875
Pactiv LLC
7.95%, 12/15/25		6,261	6,714,922
Plastipak Holdings, Inc.
6.50%, 10/01/21 (a)		2,949	3,078,019
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		6,215	6,356,080
7.00%, 7/15/24 (a)		6,389	6,807,479
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		2,521	2,574,571
Sealed Air Corp.
6.875%, 7/15/33 (a)		14,904	15,649,200
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (a)	EUR	3,835	4,445,199
SPX FLOW, Inc.
5.625%, 8/15/24 (a)	U.S.$	2,158	2,201,160
5.875%, 8/15/26 (a)		2,341	2,399,525
Standard Industries, Inc./NJ
6.00%, 10/15/25 (a)		5,285	5,575,675
Terex Corp.
6.00%, 5/15/21		226	232,305
Textron Financial Corp.
6.00%, 2/15/67 (a)		125	92,813
TransDigm, Inc.
6.375%, 6/15/26 (a)		9,896	9,747,560
6.50%, 7/15/24		3,170	3,173,963
United Rentals North America, Inc.
5.50%, 7/15/25-5/15/27		7,591	7,725,933
5.875%, 9/15/26		4,150	4,310,813

			186,127,140

	Principal Amount (000)		U.S. $ Value
Communications - Media - 3.9%
Altice Financing SA
6.625%, 2/15/23 (a)	U.S.$	13,760	$14,413,600
7.50%, 5/15/26 (a)		11,970	12,628,350
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	6,207	8,276,910
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%, 5/01/25 (a)	U.S.$	732	762,195
5.75%, 1/15/24		500	525,000
5.875%, 5/01/27 (a)		2,868	3,042,776
Cequel Communications Holdings I LLC/Cequel Capital Corp.
7.75%, 7/15/25 (a)		5,014	5,546,737
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		2,230	2,250,070
Series B
6.50%, 11/15/22		6,270	6,545,880
CSC Holdings LLC
5.50%, 4/15/27 (a)		2,575	2,613,625
10.125%, 1/15/23 (a)		3,053	3,541,480
DISH DBS Corp.
5.00%, 3/15/23		2,925	2,877,469
5.875%, 11/15/24		11,172	11,297,685
6.75%, 6/01/21		1,500	1,611,570
7.75%, 7/01/26		2,915	3,262,993
7.875%, 9/01/19		520	572,650
Gray Television, Inc.
5.125%, 10/15/24 (a)		7,217	7,090,702
5.875%, 7/15/26 (a)		6,163	6,124,481
Hughes Satellite Systems Corp.
7.625%, 6/15/21		4,508	4,962,136
iHeartCommunications, Inc.
6.875%, 6/15/18		10,579	7,722,670
9.00%, 12/15/19-3/01/21		13,244	10,311,909
10.625%, 3/15/23		1,507	1,186,763
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (b)		2,737	1,026,355
Intelsat Connect Finance SA
12.50%, 4/01/22 (a)		4,214	2,665,355
Intelsat Jackson Holdings SA
5.50%, 8/01/23		7,443	5,210,100
8.00%, 2/15/24 (a)		1,212	1,257,450
9.50%, 9/30/22 (a)		2,861	3,232,930
Intelsat Luxembourg SA
7.75%, 6/01/21		3,119	1,083,853
LGE HoldCo VI BV
7.125%, 5/15/24 (a)	EUR	3,158	3,882,068
Liberty Interactive LLC
3.75%, 2/15/30 (j)	U.S.$	2,235	1,328,703
McClatchy Co. (The)
9.00%, 12/15/22 (k)		5,524	5,883,060

	Principal Amount (000)		U.S. $ Value
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (a)(k)	U.S.$	10,000	$9,262,500
Netflix, Inc.
4.375%, 11/15/26 (a)		10,284	10,091,175
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		6,331	6,565,880
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		1,840	1,879,100
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		4,974	4,961,565
Radio One, Inc.
7.375%, 4/15/22 (a)		7,700	7,892,500
9.25%, 2/15/20 (a)(k)		9,972	9,323,820
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		7,000	7,122,500
6.125%, 10/01/22		2,204	2,304,569
TEGNA, Inc.
4.875%, 9/15/21 (a)		1,071	1,097,775
5.50%, 9/15/24 (a)		719	728,437
6.375%, 10/15/23		3,966	4,194,045
Time, Inc.
5.75%, 4/15/22 (a)		7,772	7,985,730
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		5,674	5,417,251
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 9/15/22 (a)	EUR	2,430	2,754,266
5.50%, 1/15/23 (a)	U.S.$	8,392	8,727,680
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)		9,363	9,065,755
UPCB Finance IV Ltd.
5.375%, 1/15/25 (a)		5,668	5,753,020
Virgin Media Finance PLC
4.875%, 2/15/22		8,905	7,925,450
5.25%, 2/15/22		941	842,195
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (a)	GBP	445	565,493
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (a)		2,070	2,711,477
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(b)	U.S.$	5,030	5,105,315
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19		18,619	19,631,501
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		6,178	6,220,474
Ziggo Secured Finance BV
5.50%, 1/15/27 (a)		8,360	8,328,650

			299,195,648

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 3.2%
Altice Luxembourg SA
7.25%, 5/15/22 (a)	EUR	6,390	$7,337,753
CenturyLink, Inc. Series W
6.75%, 12/01/23	U.S.$	1,850	1,903,188
Clear Channel Communications, Inc.
12.00%, 8/01/21		2,737	4,927
Columbus Cable Barbados Ltd.
7.375%, 3/30/21 (a)		18,972	20,157,750
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		7,539	7,915,950
8.25%, 10/15/23		15,715	17,050,775
Embarq Corp.
7.995%, 6/01/36		12,200	11,830,218
Frontier Communications Corp.
6.875%, 1/15/25		244	204,655
7.125%, 1/15/23		100	89,500
7.625%, 4/15/24		7,921	6,990,282
7.875%, 1/15/27		4,058	3,418,865
8.75%, 4/15/22		5,502	5,565,108
9.00%, 8/15/31		4,350	3,750,527
10.50%, 9/15/22		22	22,921
11.00%, 9/15/25		1,463	1,479,459
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	12,930	14,608,933
Level 3 Financing, Inc.
5.375%, 1/15/24	U.S.$	2,601	2,630,261
6.125%, 1/15/21		2,690	2,780,788
Millicom International Cellular SA
6.00%, 3/15/25 (a)(k)		2,963	3,016,956
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		2,219	2,328,574
SFR Group SA
5.375%, 5/15/22 (a)	EUR	622	700,321
5.625%, 5/15/24 (a)		1,981	2,257,218
6.00%, 5/15/22 (a)	U.S.$	5,028	5,172,555
7.375%, 5/01/26 (a)		14,248	14,622,010
Sprint Capital Corp.
8.75%, 3/15/32		5,865	6,730,087
Sprint Corp.
7.125%, 6/15/24		4,993	5,217,685
7.625%, 2/15/25 (k)		6,134	6,574,881
7.875%, 9/15/23		2,752	3,006,560
T-Mobile USA, Inc.
6.00%, 3/01/23		3,547	3,750,953
6.125%, 1/15/22		1,460	1,543,950
6.625%, 11/15/20		1,488	1,525,200
6.731%, 4/28/22		607	631,280
6.836%, 4/28/23		4,673	4,988,428
Telecom Italia Capital SA
7.20%, 7/18/36		7,680	8,099,251
7.721%, 6/04/38		4,700	5,170,000

	Principal Amount (000)		U.S. $ Value
Telecom Italia SpA/Milano
5.303%, 5/30/24 (a)	U.S.$	5,639	$5,670,014
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		2,612	2,716,480
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		5,894	5,997,145
7.375%, 4/23/21 (a)		11,197	11,643,760
Windstream Services LLC
6.375%, 8/01/23		12,858	11,507,910
7.75%, 10/01/21 (k)		2,780	2,836,184
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (a)		4,448	4,553,862
6.00%, 4/01/23		6,199	6,477,955
6.375%, 5/15/25		8,198	8,674,550

			243,155,629

Consumer Cyclical - Automotive - 1.6%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		8,034	7,888,424
Allison Transmission, Inc.
5.00%, 10/01/24 (a)		2,003	2,018,022
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		14,012	14,992,840
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		9,012	9,057,060
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (a)		7,290	7,330,970
Dana Financing Luxembourg Sarl
6.50%, 6/01/26 (a)		10,848	11,473,713
Exide Technologies
7.00%, 4/30/25 (b)(f)(j)		794	486,564
Series AI
7.00%, 4/30/25 (b)(i)(j)		18,351	11,248,910
11.00%, 4/30/20 (b)(g)		23,929	18,664,612
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (a)	EUR	710	745,828
6.00%, 7/15/22 (a)	U.S.$	12,655	12,480,994
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		700	749,000
8.75%, 8/15/20		924	1,098,405
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (a)(b)		5,807	5,844,869
Meritor, Inc.
6.25%, 2/15/24		11,724	11,784,965
6.75%, 6/15/21		4,325	4,476,375
ZF North America Capital, Inc.
4.75%, 4/29/25 (a)		6,260	6,364,542

			126,706,093

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.5%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25	U.S.$	6,515	$6,726,738
5.875%, 11/15/26 (a)		8,694	8,867,880
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (a)		2,963	3,266,708
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (a)		4,736	4,804,340
Regal Entertainment Group
5.75%, 2/01/25		902	917,785
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18		1,000	1,057,500
7.50%, 10/15/27		3,000	3,645,000
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)		9,700	9,968,787

			39,254,738

Consumer Cyclical - Other - 2.5%
Beazer Homes USA, Inc.
5.75%, 6/15/19		7,751	8,061,040
7.50%, 9/15/21		6,520	6,764,500
8.75%, 3/15/22 (a)		3,405	3,702,938
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (d)(e)		1,935	1,475,438
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20		6,600	6,888,750
CalAtlantic Group, Inc.
6.625%, 5/01/20		5,393	5,918,817
8.375%, 5/15/18		3,250	3,485,625
Cirsa Funding Luxembourg SA
5.75%, 5/15/21 (a)	EUR	2,058	2,334,913
Diamond Resorts International, Inc.
7.75%, 9/01/23 (a)	U.S.$	7,479	7,740,765
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		2,300	2,397,750
International Game Technology PLC
6.50%, 2/15/25 (a)		7,309	7,893,720
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		266	274,991
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		12,319	9,793,605
7.25%, 10/15/20 (a)		5,715	5,528,119
KB Home
4.75%, 5/15/19		3,513	3,587,651
7.00%, 12/15/21		6,936	7,473,540
7.25%, 6/15/18		1,000	1,060,000
7.50%, 9/15/22		2,741	2,967,133
9.10%, 9/15/17		809	841,360
Lennar Corp.
4.50%, 6/15/19		1,690	1,752,530
6.95%, 6/01/18		2,780	2,947,662
MCE Finance Ltd.
5.00%, 2/15/21 (a)		1,086	1,091,430
MDC Holdings, Inc.
5.50%, 1/15/24		4,397	4,517,917
6.00%, 1/15/43		17,203	15,052,625

	Principal Amount (000)		U.S. $ Value
Meritage Homes Corp.
6.00%, 6/01/25	U.S.$	4,696	$4,813,400
7.00%, 4/01/22		7,207	7,927,700
7.15%, 4/15/20		2,500	2,737,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		1,806	1,821,803
PulteGroup, Inc.
5.00%, 1/15/27		1,470	1,446,113
6.00%, 2/15/35		932	899,380
6.375%, 5/15/33		2,695	2,701,738
7.875%, 6/15/32		7,600	8,398,000
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (a)	EUR	1,752	1,977,451
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)	U.S.$	6,743	6,743,000
6.125%, 4/01/25 (a)		4,677	4,706,231
Studio City Co., Ltd.
5.875%, 11/30/19 (a)		5,102	5,261,437
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (a)		11,952	12,191,040
5.875%, 4/15/23 (a)		4,950	5,148,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		4,515	4,526,287
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		8,100	8,267,103

			193,119,002

Consumer Cyclical - Restaurants - 0.3%
1011778 BC ULC/New Red Finance, Inc.
6.00%, 4/01/22 (a)		10,455	10,893,274
Landry’s, Inc.
6.75%, 10/15/24 (a)		2,549	2,625,470
Pizzaexpress Financing 2 PLC
6.625%, 8/01/21 (a)	GBP	2,879	3,676,083
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (a)		2,206	2,827,876

			20,022,703

Consumer Cyclical - Retailers - 1.3%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)	U.S.$	8,983	8,735,967
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	4,319	3,531,646
Group 1 Automotive, Inc.
5.00%, 6/01/22	U.S.$	2,143	2,169,788
JC Penney Corp., Inc.
5.875%, 7/01/23 (a)		371	376,194
6.375%, 10/15/36		1,169	943,968
7.40%, 4/01/37		4,492	3,851,890

	Principal Amount (000)		U.S. $ Value
L Brands, Inc.
6.875%, 11/01/35	U.S.$	11,730	$11,436,750
6.95%, 3/01/33		3,500	3,403,750
Levi Strauss & Co.
5.00%, 5/01/25		7,819	7,853,208
Murphy Oil USA, Inc.
6.00%, 8/15/23		3,166	3,316,385
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (a)		9,157	5,654,448
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(b)		4,941	2,902,838
New Look Secured Issuer PLC
6.50%, 7/01/22 (a)	GBP	1,404	1,597,733
Penske Automotive Group, Inc.
5.50%, 5/15/26	U.S.$	7,613	7,574,935
PetSmart, Inc.
7.125%, 3/15/23 (a)		17,431	17,125,957
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		2,086	2,179,870
5.75%, 6/01/22		5,376	5,561,472
Sonic Automotive, Inc.
5.00%, 5/15/23		8,953	8,639,645

			96,856,444

Consumer Non-Cyclical - 5.4%
Acadia Healthcare Co., Inc.
6.50%, 3/01/24		4,950	5,141,813
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		11,200	10,752,000
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25 (a)		3,777	3,753,394
6.625%, 6/15/24 (a)		11,094	11,562,167
Alere, Inc.
6.375%, 7/01/23 (a)		1,482	1,499,599
7.25%, 7/01/18		3,046	3,080,268
Aramark Services, Inc.
5.125%, 1/15/24		1,484	1,542,113
5.75%, 3/15/20		604	615,038
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK),
9/15/18 (a)(b)		12,017	7,330,370
9.25%, 2/15/19 (a)		6,688	5,516,262
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	9,185	11,297,521
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (a)	EUR	2,223	2,515,019
Cerba European Lab SAS
7.00%, 2/01/20 (a)		4,950	5,461,360
Cerberus Nightingale 1 SARL
8.25%, 2/01/20 (a)		1,000	1,104,328
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	33,585	24,433,087
8.00%, 11/15/19		2,614	2,326,460

	Principal Amount (000)		U.S. $ Value
Concordia International Corp.
7.00%, 4/15/23 (a)	U.S.$	1,245	$456,759
9.50%, 10/21/22 (a)		20,366	8,655,550
DaVita, Inc.
5.00%, 5/01/25		9,884	9,646,784
Endo Finance LLC/Endo Finco, Inc.
7.25%, 1/15/22 (a)		3,035	2,746,675
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (a)		21,129	17,388,946
Envision Healthcare Corp.
5.625%, 7/15/22		5,163	5,317,890
6.25%, 12/01/24 (a)		5,755	6,057,137
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		16,738	16,675,232
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	4,512	5,841,724
HCA, Inc.
4.25%, 10/15/19	U.S.$	3,274	3,388,590
4.50%, 2/15/27		1,002	988,223
5.25%, 6/15/26		1,744	1,818,120
5.375%, 2/01/25		441	449,820
5.875%, 3/15/22-2/15/26		7,379	7,787,473
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		1,473	1,528,238
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	6,584	7,475,960
Horizon Pharma, Inc.
6.625%, 5/01/23 (k)	U.S.$	9,168	8,824,200
Horizon Pharma, Inc./Horizon Pharma USA, Inc.
8.75%, 11/01/24 (a)		4,526	4,650,465
HRG Group, Inc.
7.875%, 7/15/19		12,371	12,927,695
Kinetic Concepts, Inc./KCI USA, Inc.
9.625%, 10/01/21 (a)		11,603	12,438,416
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (a)		2,904	2,911,260
4.875%, 11/01/26 (a)		2,903	2,906,629
LifePoint Health, Inc.
5.375%, 5/01/24 (a)		2,417	2,314,278
5.875%, 12/01/23		7,809	7,769,955
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		10,965	9,443,606
5.625%, 10/15/23 (a)		5,736	5,083,530
5.75%, 8/01/22 (a)		54	50,085
MEDNAX, Inc.
5.25%, 12/01/23 (a)		2,302	2,376,815
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (a)		9,919	10,526,539
Nature’s Bounty Co. (The)
7.625%, 5/15/21 (a)		16,080	16,843,800

	Principal Amount (000)		U.S. $ Value
Post Holdings, Inc.
5.00%, 8/15/26 (a)	U.S.$	11,791	$11,400,364
6.00%, 12/15/22 (a)		2,096	2,200,800
8.00%, 7/15/25 (a)		607	682,875
Revlon Consumer Products Corp.
6.25%, 8/01/24		3,601	3,727,035
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		14,852	15,483,210
Spectrum Brands, Inc.
4.00%, 10/01/26 (a)	EUR	3,459	3,864,680
6.125%, 12/15/24	U.S.$	1,915	2,025,113
6.625%, 11/15/22		2,624	2,781,440
Surgical Care Affiliates, Inc.
6.00%, 4/01/23 (a)		2,748	2,974,710
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	9,492	11,147,804
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (a)		3,869	4,614,458
Tenet Healthcare Corp.
6.75%, 6/15/23	U.S.$	8,125	7,678,125
6.875%, 11/15/31		16,407	13,269,161
8.00%, 8/01/20		2,244	2,258,025
8.125%, 4/01/22		4,631	4,677,310
Tennessee Merger Sub, Inc.
6.375%, 2/01/25 (a)		5,939	5,835,068
Valeant Pharmaceuticals International
6.75%, 8/15/21 (a)		2,100	1,774,500
7.25%, 7/15/22 (a)		5,402	4,538,328
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)		1,466	1,110,495
5.875%, 5/15/23 (a)		2,975	2,264,719
6.125%, 4/15/25 (a)		17,151	12,841,811
Valvoline, Inc.
5.50%, 7/15/24 (a)		1,738	1,824,900
Vizient, Inc.
10.375%, 3/01/24 (a)		2,066	2,350,075
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	4,750	6,067,523

			420,613,722

Energy - 4.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24 (a)	U.S.$	6,153	6,614,475
Antero Resources Corp.
5.625%, 6/01/23		2,422	2,470,440
Berry Petroleum Co. LLC
6.50%, 9/15/22 (d)(e)		16,461	10,205,820
California Resources Corp.
5.00%, 1/15/20		1,806	1,476,405
5.50%, 9/15/21		1,846	1,426,035
6.00%, 11/15/24		1,594	1,191,515
8.00%, 12/15/22 (a)		5,980	5,322,200

	Principal Amount (000)		U.S. $ Value
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20	U.S.$	1,394	$1,446,275
Cenovus Energy, Inc.
3.00%, 8/15/22		495	482,413
3.80%, 9/15/23		280	278,540
4.45%, 9/15/42		4,289	3,829,232
5.70%, 10/15/19		6,360	6,870,428
6.75%, 11/15/39		373	419,030
CHC Helicopter SA
9.25%, 10/15/20 (d)(e)(g)		31,420	19,715,987
9.375%, 6/01/21 (d)(e)(g)		1,253	501,280
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25 (a)		1,584	1,675,080
7.00%, 6/30/24 (a)		7,043	7,861,749
Chesapeake Energy Corp.
4.875%, 4/15/22 (k)		13,484	12,540,120
6.125%, 2/15/21		4,834	4,772,076
8.00%, 1/15/25 (a)		7,776	7,965,540
Continental Resources, Inc./OK
3.80%, 6/01/24		517	482,749
4.90%, 6/01/44		2,314	2,036,320
5.00%, 9/15/22		715	729,300
DCP Midstream Operating LP
3.875%, 3/15/23		4,357	4,204,505
5.60%, 4/01/44		10,432	9,480,080
Denbury Resources, Inc.
4.625%, 7/15/23		2,703	2,159,021
5.50%, 5/01/22		1,295	1,110,463
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		8,521	6,284,237
5.70%, 10/15/39		3,966	3,222,375
Energy Transfer Equity LP
7.50%, 10/15/20		3,398	3,814,255
Ensco PLC
4.50%, 10/01/24		1,712	1,532,240
5.20%, 3/15/25		2,567	2,323,135
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		1,899	1,652,130
7.75%, 9/01/22		1,866	1,679,400
9.375%, 5/01/20		11,871	11,871,000
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		16,442	15,825,425
Golden Energy Offshore Services AS
5.00%, 12/31/17 (f)	NOK	33,602	814,798
Gulfport Energy Corp.
6.375%, 5/15/25 (a)	U.S.$	5,433	5,568,825
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (a)		2,366	2,386,703
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21		5,000	3,487,500
5.875%, 4/01/20		4,695	3,497,775
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (d)(e)(g)		2,788	1,411,425
6.50%, 9/15/21 (d)(e)(g)		655	327,500
8.625%, 4/15/20 (d)(e)(g)		4,190	2,147,375

	Principal Amount (000)		U.S. $ Value
Murphy Oil Corp.
6.875%, 8/15/24	U.S.$	1,315	$1,410,338
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (a)		5,733	6,033,982
Noble Holding International Ltd.
5.25%, 3/15/42		1,180	861,400
7.20%, 4/01/25 (k)(l)		2,289	2,266,110
8.20%, 4/01/45 (m)		2,932	2,715,765
Northern Oil and Gas, Inc.
8.00%, 6/01/20		3,075	2,706,000
Oasis Petroleum, Inc.
6.875%, 3/15/22 (k)		5,724	5,867,100
Pacific Drilling SA
5.375%, 6/01/20 (a)		12,449	6,255,622
Paragon Offshore PLC
6.75%, 7/15/22 (a)(d)(e)		17,781	3,022,770
7.25%, 8/15/24 (a)(d)(e)		6,607	1,123,190
PDC Energy, Inc.
6.125%, 9/15/24 (a)		3,203	3,347,135
PHI, Inc.
5.25%, 3/15/19		7,518	7,236,075
QEP Resources, Inc.
5.25%, 5/01/23		4,020	3,999,900
5.375%, 10/01/22		1,061	1,071,610
6.875%, 3/01/21		3,871	4,093,582
Range Resources Corp.
5.00%, 3/15/23 (a)(k)		5,789	5,745,582
Rowan Cos., Inc.
5.40%, 12/01/42		3,688	2,987,280
7.375%, 6/15/25		6,234	6,514,530
Sanchez Energy Corp.
6.125%, 1/15/23		5,546	5,324,160
SandRidge Energy, Inc.
0.00%, 10/04/20 (e)(j)		1,072	1,172,404
7.50%, 2/15/23 (e)(h)(i)		1,970	0
8.125%, 10/15/22 (e)(h)(i)		15,534	0
Seitel, Inc.
9.50%, 4/15/19		2,574	2,339,123
SM Energy Co.
5.00%, 1/15/24		2,390	2,276,475
5.625%, 6/01/25		4,119	4,016,025
6.50%, 1/01/23		2,737	2,819,110
6.75%, 9/15/26		3,379	3,514,160
Southern Star Central Corp.
5.125%, 7/15/22 (a)		6,100	6,222,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23		4,946	4,871,810
6.375%, 8/01/22		2,736	2,829,024
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		8,000	8,580,000

	Principal Amount (000)		U.S. $ Value
Transocean, Inc.
5.05%, 10/15/22 (m)	U.S.$	3,988	$3,629,080
6.80%, 3/15/38		11,478	9,239,790
7.50%, 4/15/31		1,800	1,596,375
9.00%, 7/15/23 (a)		6,110	6,503,331
Vantage Drilling International
7.125%, 4/01/23 (e)(h)(i)		8,325	0
7.50%, 11/01/19 (e)(h)(i)		8,860	0
10.00%, 12/31/20 (i)		521	468,900
10.00%, 12/31/20 (f)		431	387,900
Weatherford International Ltd.
5.95%, 4/15/42		2,757	2,156,498
6.50%, 8/01/36		4,003	3,392,543
6.75%, 9/15/40		4,691	3,928,713
7.00%, 3/15/38		4,190	3,624,350
9.875%, 2/15/24 (a)		10,721	11,578,680
Whiting Petroleum Corp.
1.25%, 4/01/20 (j)		2,925	2,597,766
5.00%, 3/15/19		5,131	5,220,792
WPX Energy, Inc.
5.25%, 9/15/24		6,542	6,441,842
8.25%, 8/01/23		1,315	1,495,813

			358,597,811

Other Industrial - 0.5%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		7,510	7,059,400
9.00%, 10/15/18 (a)	EUR	1,810	1,826,892
B456 Systems, Inc.
3.75%, 4/15/16 (e)(i)(j)	U.S.$	3,985	239,100
General Cable Corp.
5.75%, 10/01/22		7,591	7,534,067
Laureate Education, Inc.
9.25%, 9/01/19 (a)		14,195	14,816,031
Liberty Tire Recycling LLC
11.00%, 3/31/21 (b)(f)(h)		2,291	1,511,740
Modular Space Corp.
10.25%, 1/31/19 (a)(d)(e)		6,839	4,103,400

			37,090,630

Services - 1.0%
APX Group, Inc.
7.875%, 12/01/22		11,855	12,862,675
8.75%, 12/01/20		9,846	10,215,225
eDreams ODIGEO SA
8.50%, 8/01/21 (a)	EUR	10,411	11,857,925
GEO Group, Inc. (The)
5.125%, 4/01/23	U.S.$	1,054	1,035,555
5.875%, 1/15/22-10/15/24		4,401	4,492,609
6.00%, 4/15/26		3,549	3,575,618
IHS Markit Ltd.
5.00%, 11/01/22 (a)		3,524	3,651,745
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		26,686	28,920,952

	Principal Amount (000)		U.S. $ Value
Service Corp. International/US
7.50%, 4/01/27	U.S.$	1,575	$1,851,932

			78,464,236

Technology - 1.8%
Amkor Technology, Inc.
6.375%, 10/01/22		10,924	11,333,650
Avaya, Inc.
7.00%, 4/01/19 (a)(d)(e)		1,855	1,535,013
10.50%, 3/01/21 (a)(d)(e)		24,355	6,636,737
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		15,535	14,991,275
BMC Software, Inc.
7.25%, 6/01/18		337	340,370
Boxer Parent Co., Inc.
9.00% (9.00% Cash or 9.75% PIK), 10/15/19 (a)(b)		2,450	2,376,500
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24		1,272	1,324,470
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		7,458	7,756,320
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)		1,945	899,563
Conduent Finance, Inc./Xerox Business Services LLC
10.50%, 12/15/24 (a)		9,021	10,159,901
Dell, Inc.
6.50%, 4/15/38		8,083	7,678,850
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (a)		2,133	2,335,377
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		6,119	6,226,082
First Data Corp.
6.75%, 11/01/20 (a)		298	308,058
General Cable Corp.
4.50%, 11/15/29 (j)(m)		5,909	4,911,856
Goodman Networks, Inc.
12.125%, 7/01/18 (i)		8,670	3,598,050
Infor US, Inc.
6.50%, 5/15/22		7,478	7,674,297
Iron Mountain, Inc.
5.75%, 8/15/24		3,155	3,202,325
Micron Technology, Inc.
5.25%, 8/01/23-1/15/24 (a)		5,769	5,787,158
5.50%, 2/01/25		14,490	14,562,450
NXP BV/NXP Funding LLC
5.75%, 2/15/21-3/15/23 (a)		8,374	8,728,435
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		1,648	1,668,600
5.375%, 4/15/23 (a)		4,041	4,110,457
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		6,460	7,348,250

	Principal Amount (000)		U.S. $ Value
Western Digital Corp.
10.50%, 4/01/24 (a)	U.S.$	4,967	$5,848,642

			141,342,686

Transportation - Airlines - 0.0%
UAL Pass-Through Trust Series 2007-1A
6.636%, 7/02/22		1,456	1,561,686

Transportation - Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		5,359	4,903,485
5.50%, 4/01/23		4,745	4,602,650
Carlson Travel, Inc.
6.75%, 12/15/23 (a)		797	827,884
CEVA Group PLC
9.00%, 9/01/21 (a)		10,987	7,361,290
EC Finance PLC
5.125%, 7/15/21 (a)	EUR	4,232	4,734,050
Europcar Groupe SA
5.75%, 6/15/22 (a)(k)		5,802	6,544,730
Hertz Corp. (The)
5.50%, 10/15/24 (a)(k)	U.S.$	22,897	19,233,480
XPO CNW, Inc.
6.70%, 5/01/34		13,854	11,360,280
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		2,430	2,508,975

			62,076,824

			2,565,109,595

Financial Institutions - 4.6%
Banking - 3.0%
Ally Financial, Inc.
4.125%, 3/30/20		505	513,206
8.00%, 11/01/31		6,998	8,310,125
Banco Bilbao Vizcaya Argentaria SA
6.75%, 2/18/20 (a)(n)	EUR	1,800	1,850,803
8.875%, 4/14/21 (a)(n)		3,800	4,430,268
Banco Santander SA
6.25%, 3/12/19 (a)(n)		2,100	2,156,477
Bank of America Corp.
Series AA
6.10%, 3/17/25 (n)	U.S.$	7,966	8,304,555
Series X
6.25%, 9/05/24 (n)		521	543,924
Series Z
6.50%, 10/23/24 (n)		4,009	4,299,653
Bank of Ireland Series E
10.00%, 2/12/20 (a)	EUR	2,270	3,016,684
Barclays Bank PLC
6.86%, 6/15/32 (a)(n)	U.S.$	838	949,035
7.70%, 4/25/18 (a)(n)		10,164	10,570,326

	Principal Amount (000)		U.S. $ Value
Barclays PLC
8.00%, 12/15/20 (n)	EUR	5,346	$6,225,474
BBVA International Preferred SAU
1.337% (EURIBOR 3 Month + 1.65%), 3/22/17 (c)(n)		3,030	2,816,095
1.636% (EURIBOR 3 Month + 1.95%), 3/20/17 (a)(c)(k)(n)		8,900	8,358,568
Citigroup, Inc.
5.95%, 1/30/23 (n)	U.S.$	14,778	15,254,590
Series M
6.30%, 5/15/24 (n)		7,000	7,148,750
Countrywide Capital III Series B
8.05%, 6/15/27		11,735	14,387,075
Credit Agricole SA
7.589%, 1/30/20 (n)	GBP	4,950	6,829,572
8.125%, 12/23/25 (a)(n)	U.S.$	8,057	8,560,563
Credit Suisse Group AG
6.25%, 12/18/24 (a)(n)		7,786	7,678,943
7.50%, 12/11/23 (a)(n)		14,916	15,699,090
Dresdner Funding Trust I
8.151%, 6/30/31 (a)		816	944,520
HT1 Funding GmbH
6.352%, 6/30/17 (k)(n)	EUR	2,700	2,615,898
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	3,834	3,548,474
5.71%, 1/15/26 (a)		5,445	5,161,430
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(n)		3,709	3,987,175
6.657%, 5/21/37 (a)(n)		1,801	1,958,588
7.50%, 6/27/24 (n)		3,535	3,666,820
Royal Bank of Scotland Group PLC
8.00%, 8/10/25 (n)		1,847	1,791,830
8.625%, 8/15/21 (n)		20,279	20,938,067
Series U
7.64%, 9/30/17 (k)(n)		1,200	1,116,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		253	255,530
SNS Bank NV
11.25%, 12/31/99 (e)(h)(i)(n)	EUR	1,001	0
Societe Generale SA
7.375%, 9/13/21 (a)(n)	U.S.$	9,852	9,852,000
8.00%, 9/29/25 (a)(n)		11,901	11,990,257
Standard Chartered PLC
2.549% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(c)(n)		3,500	2,795,625
7.50%, 4/02/22 (a)(n)		4,232	4,556,894
7.75%, 4/02/23 (a)(n)		1,988	1,980,545
UBS Group AG 7.00%,
2/19/25 (a)(n)		11,235	11,838,881

	Principal Amount (000)		U.S. $ Value
Zions Bancorporation
5.65%, 11/15/23	U.S.$	2,289	$2,337,069

			229,239,379

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18(e)		1,600	96,800
Series G
4.80%, 3/13/14 (e)(o)		1,800	106,020

			202,820

Finance - 0.7%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK),
4/01/19 (a)(b)		16,073	482,176
Creditcorp
12.00%, 7/15/18 (f)		6,205	4,964,000
Enova International, Inc.
9.75%, 6/01/21		11,193	11,332,912
ILFC E-Capital Trust II
4.92% (H15T 30 Year + 1.80%),
12/21/65 (a)(c)		1,500	1,361,250
Navient Corp.
4.875%, 6/17/19		5,837	5,877,159
5.50%, 1/15/19-1/25/23		2,213	2,245,904
5.875%, 3/25/21		3,619	3,632,571
6.625%, 7/26/21		4,403	4,480,052
7.25%, 1/25/22		1,638	1,685,092
8.00%, 3/25/20		8,274	8,894,550
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		12,384	11,362,320

			56,317,986

Insurance - 0.3%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		3,087	3,233,046
Genworth Holdings, Inc.
2.908% (LIBOR 3 Month + 2.00%), 11/15/66 (c)		809	305,398
7.625%, 9/24/21		4,725	4,358,812
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		14,759	16,862,157

			24,759,413

Other Finance - 0.4%
CNG Holdings, Inc.
9.375%, 5/15/20 (a)		1,535	1,291,319
Curo Group Holdings Corp.
12.00%, 11/15/17 (f)		4,256	4,234,720
iPayment, Inc.
9.50%, 12/15/19 (f)		10,368	10,873,163

	Principal Amount (000)		U.S. $ Value
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	6,507	$7,568,690
7.375%, 4/15/21 (a)	U.S.$	1,619	1,716,342
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (f)		4,591	4,694,298

			30,378,532

REITS - 0.2%
FelCor Lodging LP
5.625%, 3/01/23		7,213	7,465,455
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/01/26		971	954,008
5.50%, 5/01/24		1,696	1,721,440

			10,140,903

			351,039,033

Utility - 1.1%
Electric - 1.1%
AES Corp./VA
4.875%, 5/15/23		826	821,870
Calpine Corp.
5.50%, 2/01/24		5,320	5,187,000
5.75%, 1/15/25		9,130	8,924,575
7.875%, 1/15/23 (a)		634	660,945
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	8,608	9,859,447
DPL, Inc.
6.75%, 10/01/19	U.S.$	1,280	1,305,600
Dynegy, Inc.
7.375%, 11/01/22		5,633	5,562,587
7.625%, 11/01/24		5,105	4,862,513
Emera, Inc.
Series 2016-A
6.75%, 6/15/76		6,938	7,562,420
GenOn Energy, Inc.
7.875%, 6/15/17		825	639,375
9.50%, 10/15/18		8,571	6,513,960
NRG Energy, Inc.
6.25%, 7/15/22-5/01/24		5,426	5,541,343
6.625%, 3/15/23		5,121	5,274,630
NRG Yield Operating LLC
5.375%, 8/15/24		4,311	4,397,220
Talen Energy Supply LLC
4.60%, 12/15/21		8,074	6,560,125
Texas Competitive/TCEH
11.50%, 10/01/20 (a)(e)(h)(i)(o)		2,679	0
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (a)	EUR	7,830	9,003,587

			82,677,197

Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)	U.S.$	2,349	2,354,872

	Principal Amount (000)		U.S. $ Value
Total Corporates - Non-Investment Grade (cost $3,031,232,834)			$3,001,180,697

GOVERNMENTS - TREASURIES - 19.6%
Colombia - 0.5%
Colombia Government International Bond
7.75%, 4/14/21	COP	12,390,000	4,438,592
Colombian TES
Series B
7.00%, 5/04/22		84,097,200	29,352,029
10.00%, 7/24/24		7,000,000	2,852,089

			36,642,710

Indonesia - 1.1%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	463,742,000	35,737,916
Series FR70
8.375%, 3/15/24		247,366,000	19,220,537
Series FR71
9.00%, 3/15/29		250,082,000	20,225,692
JPMorgan Chase Bank, NA
9.50%, 5/17/41 (a)		68,280,000	5,637,798

			80,821,943

Mexico - 0.6%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	1,003,500	47,055,722

Russia - 0.8%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22 RUB		254,534	4,173,926
Series 6212
7.05%, 1/19/28		1,271,800	19,535,254
Series 6217
7.50%, 8/18/21		2,509,448	40,986,330

			64,695,510

South Africa - 1.3%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	1,152,637	94,862,666
Series R204
8.00%, 12/21/18		16,800	1,250,369

			96,113,035

United States - 15.3%
U.S. Treasury Bonds
6.125%, 11/15/27 (k)(p)(q)	U.S.$	78,500	105,288,125
U.S. Treasury Notes
0.875%, 3/31/18		554,000	553,653,750
0.875%, 4/15/19 (q)		250,680	248,418,114
1.25%, 3/31/21		259,848	254,214,495
2.125%, 8/31/20 (q)		6,300	6,406,313

	Principal Amount (000)		U.S. $ Value
2.50%, 8/15/23 (k)	U.S.$	16,550	$16,850,614

			1,184,831,411

Total Governments - Treasuries (cost $1,531,490,528)			1,510,160,331

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.0%
Risk Share Floating Rate - 8.0%
Bellemeade Re II Ltd.
Series 2016-1A, Class B1
12.771% (LIBOR 1 Month + 12.00%), 4/25/26 (c)(f)		2,331	2,394,113
Series 2016-1A, Class M2B
7.271% (LIBOR 1 Month + 6.50%), 4/25/26 (c)(f)		21,264	21,536,226
Bellemeade Re Ltd.
Series 2015-1A, Class M2 5.071% (LIBOR 1 Month + 4.30%), 7/25/25 (c)(f)		6,629	6,671,992
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.921% (LIBOR 1 Month + 7.15%), 7/25/23 (c)		8,995	10,818,666
Series 2013-DN2, Class M2
5.021% (LIBOR 1 Month + 4.25%), 11/25/23 (c)		7,100	7,594,001
Series 2014-DN1, Class M3
5.271% (LIBOR 1 Month + 4.50%), 2/25/24 (c)		13,021	14,437,504
Series 2014-DN2, Class M3
4.371% (LIBOR 1 Month + 3.60%), 4/25/24 (c)		5,376	5,663,008
Series 2014-DN3, Class M3
4.771% (LIBOR 1 Month + 4.00%), 8/25/24 (c)		10,000	10,635,528
Series 2014-DN4, Class M3
5.321% (LIBOR 1 Month + 4.55%), 10/25/24 (c)		1,900	2,060,223
Series 2014-HQ1, Class M3
4.871% (LIBOR 1 Month + 4.10%), 8/25/24 (c)		9,416	10,105,504
Series 2014-HQ2, Class M3
4.521% (LIBOR 1 Month + 3.75%), 9/25/24 (c)		3,045	3,235,038
Series 2014-HQ3, Class M3
5.521% (LIBOR 1 Month + 4.75%), 10/25/24 (c)		9,550	10,442,527
Series 2015-DN1, Class B
12.271% (LIBOR 1 Month + 11.50%), 1/25/25 (c)		2,437	3,035,723
Series 2015-DN1, Class M3
4.921% (LIBOR 1 Month + 4.15%), 1/25/25 (c)		8,572	9,153,234

	Principal Amount (000)		U.S. $ Value
Series 2015-DNA1, Class M3
4.071% (LIBOR 1 Month + 3.30%), 10/25/27 (c)	U.S.$	1,760	$1,877,775
Series 2015-DNA2, Class B
8.321% (LIBOR 1 Month + 7.55%), 12/25/27 (c)		16,228	18,131,515
Series 2015-DNA3, Class B
10.121% (LIBOR 1 Month + 9.35%), 4/25/28 (c)		7,581	8,510,179
Series 2015-DNA3, Class M3
5.471% (LIBOR 1 Month + 4.70%), 4/25/28 (c)		3,021	3,342,810
Series 2015-HQ1, Class M3
4.571% (LIBOR 1 Month + 3.80%), 3/25/25 (c)		3,380	3,611,260
Series 2015-HQ2, Class B
8.721% (LIBOR 1 Month + 7.95%), 5/25/25 (c)		297	327,262
Series 2015-HQA1, Class B
9.571% (LIBOR 1 Month + 8.80%), 3/25/28 (c)		9,169	9,880,168
Series 2015-HQA1, Class M3
5.471% (LIBOR 1 Month + 4.70%), 3/25/28 (c)		8,335	9,113,639
Series 2015-HQA2, Class B
11.271% (LIBOR 1 Month + 10.50%), 5/25/28 (c)		6,991	8,312,465
Series 2015-HQA2, Class M3
5.571% (LIBOR 1 Month + 4.80%), 5/25/28 (c)		1,740	1,914,016
Series 2016-DNA1, Class M3
6.321% (LIBOR 1 Month + 5.55%), 7/25/28 (c)		7,042	8,026,483
Series 2016-DNA2, Class B
11.271% (LIBOR 1 Month + 10.50%), 10/25/28 (c)		5,076	5,937,107
Series 2016-DNA2, Class M3
5.421% (LIBOR 1 Month + 4.65%), 10/25/28 (c)		3,862	4,167,680
Series 2016-DNA3, Class B
12.021% (LIBOR 1 Month + 11.25%), 12/25/28 (c)		3,873	4,726,190
Series 2016-DNA3, Class M3
5.771% (LIBOR 1 Month + 5.00%), 12/25/28 (c)		11,998	13,184,572
Series 2016-DNA4, Class B
9.371% (LIBOR 1 Month + 8.60%), 3/25/29 (c)		1,836	1,920,915
Series 2016-DNA4, Class M3
4.571% (LIBOR 1 Month + 3.80%), 3/25/29 (c)		3,632	3,735,742
Series 2016-HQA1, Class B
13.521% (LIBOR 1 Month + 12.75%), 9/25/28 (c)		2,999	3,923,332

	Principal Amount (000)		U.S. $ Value
Series 2016-HQA1, Class M3
7.121% (LIBOR 1 Month + 6.35%), 9/25/28 (c)	U.S.$	18,443	$21,920,772
Series 2016-HQA2, Class B
12.271% (LIBOR 1 Month + 11.50%), 11/25/28 (c)		2,957	3,641,328
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.021% (LIBOR 1 Month + 5.25%), 10/25/23 (c)		7,285	8,196,288
Series 2014-C01, Class M2
5.171% (LIBOR 1 Month + 4.40%), 1/25/24 (c)		9,535	10,392,375
Series 2014-C02, Class 1M2
3.371% (LIBOR 1 Month + 2.60%), 5/25/24 (c)		3,410	3,409,982
Series 2014-C03, Class 1M2
3.771% (LIBOR 1 Month + 3.00%), 7/25/24 (c)		11,973	12,218,356
Series 2014-C04, Class 1M2
5.671% (LIBOR 1 Month + 4.90%), 11/25/24 (c)		23,605	26,050,563
Series 2014-C04, Class 2M2
5.771% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		3,743	4,084,516
Series 2015-C01, Class 1M2
5.071% (LIBOR 1 Month + 4.30%), 2/25/25 (c)		21,922	23,280,462
Series 2015-C01, Class 2M2
5.321% (LIBOR 1 Month + 4.55%), 2/25/25 (c)		6,418	6,823,759
Series 2015-C02, Class 1M2
4.771% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		5,804	6,122,234
Series 2015-C02, Class 2M2
4.771% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		11,991	12,627,970
Series 2015-C03, Class 1M2
5.771% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		20,384	22,387,338
Series 2015-C03, Class 2M2
5.771% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		14,908	16,276,435
Series 2015-C04, Class 1M2
6.471% (LIBOR 1 Month + 5.70%), 4/25/28 (c)		13,295	14,841,088
Series 2015-C04, Class 2M2
6.321% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		7,247	7,984,031
Series 2016-C01, Class 1B
12.521% (LIBOR 1 Month + 11.75%), 8/25/28 (c)		4,069	5,103,406

	Principal Amount (000)		U.S. $ Value
Series 2016-C01, Class 1M2
7.521% (LIBOR 1 Month + 6.75%), 8/25/28 (c)	U.S.$	11,933	$14,044,825
Series 2016-C01, Class 2M2
7.721% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		3,870	4,544,404
Series 2016-C02, Class 1B
13.021% (LIBOR 1 Month + 12.25%), 9/25/28 (c)		2,900	3,734,503
Series 2016-C02, Class 1M2
6.771% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		22,977	26,160,590
Series 2016-C03, Class 1B
12.521% (LIBOR 1 Month + 11.75%), 10/25/28 (c)		7,144	8,902,740
Series 2016-C03, Class 1M2
6.071% (LIBOR 1 Month + 5.30%), 10/25/28 (c)		2,497	2,781,187
Series 2016-C03, Class 2B
13.521% (LIBOR 1 Month + 12.75%), 10/25/28 (c)		4,794	6,225,706
Series 2016-C03, Class 2M2
6.671% (LIBOR 1 Month + 5.90%), 10/25/28 (c)		22,833	25,741,527
Series 2016-C04, Class 1B
11.021% (LIBOR 1 Month + 10.25%), 1/25/29 (c)		10,779	12,388,157
Series 2016-C04, Class 1M2
5.021% (LIBOR 1 Month + 4.25%), 1/25/29 (c)		6,797	7,187,435
Series 2016-C05, Class 2B
11.52% (LIBOR 1 Month + 10.75%), 1/25/29 (c)		11,319	13,212,727
Series 2016-C05, Class 2M2
5.221% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		15,479	16,473,680
Series 2016-C06, Class 1B
10.021% (LIBOR 1 Month + 9.25%), 4/25/29 (c)		8,528	9,259,942
Series 2016-C07, Class 2B
10.271% (LIBOR 1 Month + 9.50%), 4/25/29 (c)		10,061	10,815,716
Series 2016-C07, Class 2M2
5.121% (LIBOR 1 Month + 4.35%), 4/25/29 (c)		5,889	6,195,186
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
6.271% (LIBOR 1 Month + 5.50%), 10/25/25 (a)(c)		7,776	8,009,447
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.021% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(f)		6,022	6,351,129

	Principal Amount (000)		U.S. $ Value
Series 2015-WF1, Class 2M2
6.271% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(f)	U.S.$	3,333	$3,600,072

			619,416,273

Non-Agency Fixed Rate - 1.8%
Alternative Loan Trust
Series 2005-11CB, Class 2A7
5.50%, 6/25/35		4,555	4,394,472
Series 2005-46CB, Class A2
5.50%, 10/25/35		250	236,419
Series 2005-46CB, Class A3
5.50%, 10/25/35		612	577,625
Series 2005-46CB, Class A4
5.25%, 10/25/35		269	250,579
Series 2005-46CB, Class A7
5.50%, 10/25/35		474	447,864
Series 2005-46CB, Class A20
5.50%, 10/25/35		196	185,030
Series 2005-J14, Class A8
5.50%, 12/25/35		3,728	3,119,845
Series 2006-19CB, Class A15
6.00%, 8/25/36		614	532,507
Series 2006-19CB, Class A24
6.00%, 8/25/36		394	342,303
Series 2006-24CB, Class A15
5.75%, 6/25/36		4,240	3,621,879
Series 2006-24CB, Class A16
5.75%, 6/25/36		811	692,479
Series 2006-26CB, Class A6
6.25%, 9/25/36		353	287,848
Series 2006-26CB, Class A8
6.25%, 9/25/36		1,332	1,087,749
Series 2006-2CB, Class A11
6.00%, 3/25/36		1,684	1,384,173
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		3,765	3,028,556
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,617	1,369,403
Series 2006-HY12, Class A5
2.967%, 8/25/36		7,667	7,279,697
Series 2006-J1, Class 1A10
5.50%, 2/25/36		2,045	1,784,236
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,406	1,169,408
Series 2007-13, Class A2
6.00%, 6/25/47		5,459	4,718,580
Series 2007-15CB, Class A19
5.75%, 7/25/37		842	731,119
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		1,051	1,033,154
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.907%, 4/26/37 (a)		3,172	2,497,523
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.189%, 5/25/47		1,544	1,429,051
Series 2007-4, Class 22A1
4.635%, 6/25/47		5,190	4,755,260

	Principal Amount (000)		U.S. $ Value
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)	U.S.$	4,623	$3,370,983
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		836	595,276
CHL Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1
3.224%, 2/25/47		1,725	1,433,509
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		7,433	6,687,561
Series 2006-AR3, Class 1A2A
3.214%, 6/25/36		2,814	2,592,936
Series 2007-AR4, Class 1A1A
4.404%, 3/25/37		1,204	1,028,399
Series 2010-3, Class 2A2
6.00%, 8/25/37 (a)		2,645	2,321,763
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		1,696	1,453,869
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-17, Class A2
6.00%, 12/25/36		3,686	3,215,128
Series 2007-4, Class 1A39
6.00%, 5/25/37		2,548	2,133,568
Series 2007-HY4, Class 1A1
3.121%, 9/25/47		1,636	1,509,949
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		685	512,617
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)		3,558	3,494,526
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		2,349	1,972,028
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA3, Class 3A1
2.972%, 5/25/35		1,056	992,551
Series 2006-AA3, Class A1
3.142%, 6/25/36		1,312	1,072,038
Series 2006-AA5, Class A1
2.869%, 9/25/36		3,902	3,201,660
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		2,111	1,697,837
Series 2006-FA3, Class A9
6.00%, 7/25/36		1,729	1,435,215
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
3.07%, 9/25/35		3,173	2,715,585
Series 2006-AR37, Class 2A1
3.252%, 2/25/37		1,408	1,110,128
Series 2007-AR1, Class 2A1
3.12%, 4/25/37		4,257	3,509,036
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,823	1,614,111

	Principal Amount (000)		U.S. $ Value
Series 2007-12, Class 3A22
6.00%, 8/25/37	U.S.$	508	$432,991
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF6A
5.289%, 10/25/36		7,533	4,591,798
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (a)		7,101	5,582,103
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.032%, 9/25/35		3,674	3,107,022
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		2,842	2,695,982
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		1,008	831,622
Series 2007-A1, Class A8
6.00%, 3/25/37		1,312	865,872
Series 2007-A5, Class 2A3
6.00%, 5/25/37		431	377,900
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
3.182%, 9/25/35		2,058	1,891,260
Series 2006-9, Class 4A1
3.148%, 10/25/36		1,446	1,234,989
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-7, Class A4
4.432%, 9/25/36		2,252	1,218,084
Series 2006-9, Class A4
4.867%, 10/25/36		2,355	1,198,847
Series 2007-HY3, Class 4A1
2.827%, 3/25/37		3,592	3,430,151
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		1,765	1,596,295
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A8
6.00%, 7/25/37		1,649	1,624,653
Series 2007-AR7, Class A1
3.152%, 12/28/37		7,818	7,210,290
Series 2007-AR8, Class A1
3.157%, 11/25/37		3,001	2,683,257

			137,200,148

Non-Agency Floating Rate - 0.2%
Alternative Loan Trust
Series 2005-82, Class A1
1.041% (LIBOR 1 Month + 0.27%), 2/25/36 (c)		682	539,672
Series 2007-7T2, Class A3
1.371% (LIBOR 1 Month + 0.60%), 4/25/37 (c)		3,317	1,484,407

	Principal Amount (000)		U.S. $ Value
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
1.371% (LIBOR 1 Month + 0.60%), 8/25/37 (c)	U.S.$	839	$599,275
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
1.021% (LIBOR 1 Month + 0.25%), 4/25/37 (c)		2,074	1,007,514
Lehman Mortgage Trust
Series 2007-1, Class 3A1
1.021% (LIBOR 1 Month + 0.25%), 2/25/37 (c)		3,027	526,860
Series 2007-1, Class 3A2
6.479% (7.25% - LIBOR 1 Month), 2/25/37 (c)(r)		3,027	981,143
Lehman XS Trust
Series 2007-16N, Class 2A2
1.606% (LIBOR 1 Month + 0.85%), 9/25/47 (c)		1,202	992,282
Morgan Stanley Mortgage Loan Trust
Series 2006-9AR, Class A2
0.921% (LIBOR 1 Month + 0.15%), 8/25/36 (c)		10,255	5,208,064
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1
0.931% (LIBOR 1 Month + 0.16%), 2/25/37 (c)		1,202	1,009,082
Series 2007-2, Class 1A3
1.101% (LIBOR 1 Month + 0.33%), 5/25/37 (c)		1,408	1,283,843
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
2.096% (12MTA + 1.50%), 8/25/47 (c)		2,921	2,458,259
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR3, Class A1A
1.596% (12MTA + 1.00%), 2/25/46 (c)		1,179	1,120,299

			17,210,700

Agency Floating Rate - 0.0%
Federal Home Loan Mortgage Corp. REMICs
Series 3311, Class IE
5.643% (6.41% - LIBOR 1 Month), 5/15/37 (c)(r)		7,648	1,437,378

Total Collateralized Mortgage Obligations (cost $725,448,931)			775,264,499

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 6.2%
Financial Institutions - 2.8%
Banking - 1.1%
ABN AMRO Bank NV
Series E
6.25%, 4/27/22 (a)	U.S.$	1,122	$1,252,094
BNP Paribas SA
7.195%, 6/25/37 (a)(n)		6,900	7,477,875
7.625%, 3/30/21 (a)(n)		873	916,650
BPCE SA
5.70%, 10/22/23 (a)		241	257,417
Danske Bank A/S
Series E
5.684%, 2/15/17 (n)	GBP	5,500	6,931,385
DNB Bank ASA
6.50%, 3/26/22 (a)(n)	U.S.$	11,090	11,409,059
HSBC Holdings PLC
3.60%, 5/25/23		3,652	3,688,673
6.00%, 9/29/23 (a)(n)	EUR	4,519	5,142,174
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)	U.S.$	5,980	6,264,558
JPMorgan Chase & Co.
Series V
5.00%, 7/01/19 (n)		2,638	2,641,298
Morgan Stanley
4.10%, 5/22/23		10,912	11,210,956
Nationwide Building Society
4.00%, 9/14/26 (a)		15,300	14,591,120
PNC Financial Services Group, Inc. (The)
Series R
4.85%, 6/01/23 (n)		3,888	3,849,120
Regions Bank/Birmingham AL
6.45%, 6/26/37		5,300	5,966,825
Santander Bank NA
8.75%, 5/30/18		3,800	4,105,072

			85,704,276

Brokerage - 0.1%
E*TRADE Financial Corp.
5.375%, 11/15/22		4,281	4,538,866
GFI Group, Inc.
8.375%, 7/19/18		2,367	2,532,690

			7,071,556

Finance - 0.2%
International Lease Finance Corp.
5.875%, 4/01/19		2,300	2,453,341
8.25%, 12/15/20		10,200	12,036,816
8.75%, 3/15/17		2,375	2,394,166

			16,884,323

Insurance - 1.1%
Allstate Corp. (The)
6.50%, 5/15/57		7,045	8,048,912

	Principal Amount (000)		U.S. $ Value
American International Group, Inc.
6.82%, 11/15/37	U.S.$	1,938	$2,422,200
8.175%, 5/15/58		7,301	9,345,280
Aon Corp.
8.205%, 1/01/27		2,495	3,193,600
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		1,801	1,490,328
Chubb Corp. (The)
6.375%, 4/15/37		2,796	2,727,498
Coventry Health Care, Inc.
5.95%, 3/15/17		1,415	1,422,754
Lincoln National Corp.
8.75%, 7/01/19		186	213,947
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		1,765	2,197,425
MetLife, Inc.
6.40%, 12/15/36		9,700	10,524,500
10.75%, 8/01/39		3,495	5,408,513
Nationwide Mutual Insurance Co.
3.253% (LIBOR 3 Month + 2.29%), 12/15/24 (a)(c)		5,000	4,921,960
9.375%, 8/15/39 (a)		4,546	7,040,563
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)		3,000	4,529,022
Prudential Financial, Inc.
5.625%, 6/15/43		13,000	13,698,750
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,836	3,660,368
XLIT Ltd.
Series E
6.50%, 4/15/17 (n)		8,561	7,212,642
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		3,010	3,017,525

			91,075,787

Other Finance - 0.1%
SUAM Finance BV
4.875%, 4/17/24 (a)		4,867	5,025,177

REITS - 0.2%
EPR Properties
5.75%, 8/15/22		3,445	3,712,391
7.75%, 7/15/20		3,036	3,452,840
Senior Housing Properties Trust
6.75%, 12/15/21		4,500	5,047,015
VEREIT Operating Partnership LP
4.875%, 6/01/26		1,847	1,882,906

			14,095,152

			219,856,271

Industrial - 2.8%
Basic - 0.4%
Braskem Finance Ltd.
6.45%, 2/03/24		4,037	4,320,801

	Principal Amount (000)		U.S. $ Value
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (a)	U.S.$	3,420	$3,967,200
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)		1,464	1,507,920
Glencore Funding LLC
4.625%, 4/29/24 (a)		1,733	1,793,222
Minsur SA
6.25%, 2/07/24 (a)		10,297	10,968,117
Mosaic Co. (The)
5.625%, 11/15/43		1,170	1,171,423
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,786,374
WestRock MWV LLC
8.20%, 1/15/30		2,940	3,936,278
Weyerhaeuser Co.
7.375%, 3/15/32		3,308	4,269,930
8.50%, 1/15/25		1,000	1,286,426

			35,007,691

Capital Goods - 0.3%
General Electric Co.
Series D
5.00%, 1/21/21 (n)		12,108	12,592,320
Lafarge SA
7.125%, 7/15/36		2,640	3,233,116
Masco Corp.
5.95%, 3/15/22		2,800	3,127,295
Owens Corning
7.00%, 12/01/36 (c)(l)		4,450	5,388,024

			24,340,755

Communications - Media - 0.3%
Activision Blizzard, Inc.
6.125%, 9/15/23 (a)		2	2,175
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, 7/23/22		5,865	6,132,063
4.908%, 7/23/25		6,755	7,102,950
6.484%, 10/23/45		2,993	3,402,287
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,366,695
Cox Communications, Inc.
4.50%, 6/30/43 (a)		882	741,539
4.70%, 12/15/42 (a)		1,692	1,459,950

			22,207,659

Communications - Telecommunications - 0.1%
Qwest Corp.
6.75%, 12/01/21		1,000	1,099,309
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)		10,842	10,828,990

			11,928,299

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
General Motors Financial Co., Inc.
3.45%, 4/10/22	U.S.$	4,031	$4,017,528

Consumer Cyclical - Other - 0.1%
DR Horton, Inc.
4.75%, 5/15/17		2,000	2,012,500
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		2,425	2,461,375

			4,473,875

Consumer Cyclical - Retailers - 0.0%
AutoNation, Inc.
6.75%, 4/15/18		349	367,875

Consumer Non-Cyclical - 0.1%
BRF SA
4.75%, 5/22/24 (a)		2,447	2,417,147
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		332	379,244
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		1,589	1,606,320

			4,402,711

Energy - 0.7%
Anadarko Petroleum Corp.
8.70%, 3/15/19		2,000	2,274,136
Energy Transfer Partners LP
7.60%, 2/01/24		3,200	3,612,947
Enterprise Products Operating LLC
Series A
4.742% (LIBOR 3 Month + 3.71%), 8/01/66 (c)		1,619	1,578,687
Husky Energy, Inc.
6.15%, 6/15/19		5,000	5,458,450
Kinder Morgan, Inc./DE
7.00%, 6/15/17		275	280,378
Series G
7.75%, 1/15/32		2,969	3,706,220
7.80%, 8/01/31		2,662	3,333,077
Marathon Petroleum Corp.
4.75%, 9/15/44		437	389,538
Nabors Industries, Inc.
5.50%, 1/15/23 (a)		7,354	7,684,930
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		2,301	2,385,302
5.00%, 10/01/22		971	1,044,773
5.50%, 4/15/23		5,015	5,217,807
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,500	2,293,750
Williams Partners LP
3.35%, 8/15/22		7,338	7,345,808
5.10%, 9/15/45		4,227	4,222,130

	Principal Amount (000)		U.S. $ Value
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23	U.S.$	7,379	$7,610,833

			58,438,766

Other Industrial - 0.1%
Fresnillo PLC
5.50%, 11/13/23 (a)		3,774	3,995,723

Technology - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%, 6/15/26 (a)		7,586	8,190,460
8.35%, 7/15/46 (a)		2,793	3,487,329
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (l)		1,573	1,664,564
Seagate HDD Cayman
4.75%, 1/01/25		9,684	9,405,585
4.875%, 6/01/27		11,626	10,923,243
Verisk Analytics, Inc.
5.50%, 6/15/45		4,150	4,380,960
Western Digital Corp.
7.375%, 4/01/23 (a)		5,989	6,587,900

			44,640,041

Transportation - Airlines - 0.0%
America West Airlines Pass-Through Trust
Series 1999-1G, Class G
7.93%, 1/02/19		648	683,979
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19		411	431,845

			1,115,824

			214,936,747

Utility - 0.6%
Electric - 0.5%
Consorcio Transmantaro SA
4.375%, 5/07/23 (a)		14,103	14,307,494
EDP Finance BV
4.90%, 10/01/19 (a)		416	436,997
6.00%, 2/02/18 (a)		10,232	10,593,947
FirstEnergy Corp.
Series C
7.375%, 11/15/31		4,551	5,931,018
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		5,125	4,715,000
Southern California Edison Co.
Series E
6.25%, 2/01/22 (n)		3,300	3,634,950

			39,619,406

	Principal Amount (000)		U.S. $ Value
Natural Gas - 0.1%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)	U.S.$	7,654	$7,901,798

			47,521,204

Total Corporates - Investment Grade (cost $445,135,880)			482,314,222

EMERGING MARKETS - SOVEREIGNS - 4.9%
Angola - 0.2%
Angolan Government International Bond
9.50%, 11/12/25 (a)		12,366	11,786,508
Republic of Angola Via Northern Lights III BV
7.00%, 8/16/19 (a)		3,680	3,758,391

			15,544,899

Argentina - 0.9%
Argentine Republic Government International Bond
6.25%, 4/22/19 (a)		5,009	5,292,009
6.875%, 4/22/21-1/26/27 (a)		37,865	38,153,422
7.82%, 12/31/33	EUR	24,935	27,321,420

			70,766,851

Cameroon - 0.1%
Republic of Cameroon International Bond
9.50%, 11/19/25 (a)	U.S.$	7,229	7,785,488

Dominican Republic - 0.5%
Dominican Republic International Bond
5.95%, 1/25/27 (a)		9,637	9,617,726
6.85%, 1/27/45 (a)		9,000	8,849,880
6.875%, 1/29/26 (a)		652	695,717
7.45%, 4/30/44 (a)		5,621	5,916,102
8.625%, 4/20/27 (a)		12,151	13,989,082

			39,068,507

Ecuador - 0.2%
Ecuador Government International Bond
7.95%, 6/20/24 (a)		4,350	4,306,500
9.65%, 12/13/26 (a)		4,811	5,087,632
10.75%, 3/28/22 (a)		3,700	4,144,000

			13,538,132

Egypt - 0.3%
Egypt Government International Bond
6.125%, 1/31/22 (a)		22,826	23,031,206

El Salvador - 0.0%
El Salvador Government International Bond
7.375%, 12/01/19 (a)		1,495	1,498,737
7.625%, 9/21/34 (a)		872	880,720

	Principal Amount (000)		U.S. $ Value
7.75%, 1/24/23 (a)	U.S.$	700	$698,250

			3,077,707

Ethiopia - 0.0%
Ethiopia International Bond
6.625%, 12/11/24 (a)		2,303	2,071,042

Gabon - 0.2%
Gabon Government International Bond
6.375%, 12/12/24 (a)		14,182	13,026,542
6.95%, 6/16/25 (a)		5,600	5,187,896

			18,214,438

Ghana - 0.1%
Ghana Government International Bond
10.75%, 10/14/30 (a)		8,300	9,781,550

Iraq - 0.0%
Iraq International Bond
5.80%, 1/15/28 (a)		533	442,060

Ivory Coast - 0.6%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)		26,454	24,495,986
6.375%, 3/03/28 (a)		20,691	20,130,688

			44,626,674

Jamaica - 0.1%
Jamaica Government International Bond
7.625%, 7/09/25		2,302	2,657,705
7.875%, 7/28/45		7,519	8,349,624

			11,007,329

Jordan - 0.1%
Jordan Government International Bond
5.75%, 1/31/27 (a)		4,536	4,318,272

Kenya - 0.0%
Kenya Government International Bond
5.875%, 6/24/19 (a)		3,124	3,230,060

Lebanon - 0.1%
Lebanon Government International Bond
Series G
6.60%, 11/27/26 (a)		3,840	3,763,200

Mongolia - 0.2%
Mongolia Government International Bond
5.125%, 12/05/22 (a)		14,564	12,625,182

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (a)		7,468	7,975,040

	Principal Amount (000)		U.S. $ Value
Serbia - 0.0%
Serbia International Bond
6.75%, 11/01/24 (a)	U.S.$	342	$345,163

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		3,825	3,942,741
6.125%, 6/03/25 (a)		2,800	2,702,000

			6,644,741

Turkey - 0.6%
Turkey Government International Bond
4.875%, 10/09/26-4/16/43		25,240	21,408,819
5.625%, 3/30/21		6,615	6,808,158
6.00%, 3/25/27		15,457	15,553,606
7.375%, 2/05/25		1,649	1,817,396

			45,587,979

Ukraine - 0.0%
Ukraine Government International Bond
7.75%, 9/01/27 (a)		970	893,680

Venezuela - 0.4%
Venezuela Government International Bond
7.00%, 3/31/38 (a)		1,098	488,610
7.65%, 4/21/25 (a)		6,636	3,077,777
9.00%, 5/07/23 (a)		4,555	2,306,247
9.25%, 9/15/27		35,750	18,947,500
9.25%, 5/07/28 (a)		1,500	720,000
9.375%, 1/13/34		6,332	3,074,186

			28,614,320

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (a)		9,236	9,192,591

Total Emerging Markets - Sovereigns (cost $385,315,511)			382,146,111

EMERGING MARKETS - TREASURIES - 3.7%
Argentina - 0.4%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	96,510	6,494,958
16.00%, 10/17/23		194,152	12,614,712
21.20%, 9/19/18		216,687	14,144,725

			33,254,395

Brazil - 2.9%
Brazil Letras do Tesouro Nacional
Series LTN
Zero Coupon, 1/01/19	BRL	99,500	26,137,230

	Principal Amount (000)		U.S. $ Value
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27	BRL	636,150	$195,187,680

			221,324,910

Dominican Republic - 0.4%
Dominican Republic International Bond
10.50%, 1/17/20 (f)	DOP	347,740	7,583,650
12.00%, 1/20/22 (f)		347,740	7,697,212
15.95%, 6/04/21 (f)		52,700	1,351,282
16.00%, 7/10/20 (f)		563,400	14,091,951

			30,724,095

Total Emerging Markets - Treasuries (cost $262,876,375)			285,303,400

BANK LOANS - 3.2%
Industrial - 3.0%
Basic - 0.1%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
3.75% (LIBOR 3 Month + 2.75%), 6/30/19 (s)	U.S.$	7,453	7,498,480
Magnetation LLC
12.00%, 12/31/16 (b)(e)(h)(i)(o)		17,605	2,288,633

			9,787,113

Capital Goods - 0.4%
Avolon TLB Borrower 1 (Luxembourg) S.a r.l.
1/20/22 (t)		6,972	7,061,533
Berry Plastics Corporation
3.50% (LIBOR 3 Month + 2.50%), 1/06/21 (s)		5,056	5,073,577
Serta Simmons Bedding, LLC
9.00% (LIBOR 3 Month + 8.00%), 11/08/24 (s)		15,912	16,084,327
Transdigm Inc.
3.778% (LIBOR 1 Month + 3.00%), 6/09/23 (s)		2,351	2,344,386

			30,563,823

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
6.50% (LIBOR 3 Month + 5.50%), 8/07/20 (s)		3,560	3,604,437

Consumer Cyclical - Entertainment - 0.1%
ClubCorp Club Operations, Inc.
4.00% (LIBOR 3 Month + 3.00%), 12/15/22 (s)		2,264	2,278,309

	Principal Amount (000)		U.S. $ Value
Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.)
4.248% (LIBOR 3 Month + 3.25%), 5/14/20 (s)	U.S.$	4,944	$4,968,243

			7,246,552

Consumer Cyclical - Other - 0.3%
Beazer Homes USA, Inc.
6.75% (LIBOR 6 Month + 5.50%), 3/11/18 (i)(s)		1,322	1,308,745
CityCenter Holdings, LLC
3.75% (LIBOR 3 Month + 2.75%), 10/16/20 (s)		7,670	7,747,939
La Quinta Intermediate Holdings L.L.C.
3.772% (LIBOR 3 Month + 2.75%), 4/14/21 (s)		8,231	8,262,057
Scientific Games International, Inc.
6.00%-6.02% (LIBOR 3 Month + 5.00%), 10/01/21 (s)		6,385	6,428,776

			23,747,517

Consumer Cyclical - Retailers - 0.2%
Burlington Coat Factory Warehouse Corporation
3.53% (LIBOR 1 Month + 2.75%), 8/13/21 (s)		579	579,676
Harbor Freight Tools USA, Inc.
3.778% (LIBOR 1 Month + 3.00%), 8/18/23 (s)		2,050	2,058,554
J.C. Penney Corporation, Inc.
5.25% (LIBOR 3 Month + 4.25%), 6/23/23 (s)		6,903	6,891,857
Michaels Stores, Inc.
3.75% (LIBOR 3 Month + 2.75%), 1/30/23 (s)		2,505	2,490,491
Neiman Marcus Group Inc., The
4.25% (LIBOR 3 Month + 3.25%), 10/25/20 (s)		1,340	1,107,715
Rite Aid Corporation
5.75% (LIBOR 3 Month + 4.75%), 8/21/20 (s)		3,000	3,007,500

			16,135,793

Consumer Non-Cyclical - 0.5%
Acadia Healthcare Company, Inc.
3.78% (LIBOR 1 Month + 3.00%), 2/11/22 - 2/16/23 (s)		3,080	3,105,997
Air Medical Group Holdings, Inc.
5.00% (LIBOR 3 Month + 4.00%), 4/28/22 (s)		3,761	3,756,399
Arbor Pharmaceuticals, LLC
6.00% (LIBOR 3 Month + 5.00%), 7/05/23 (s)		7,311	7,411,545

	Principal Amount (000)		U.S. $ Value
DJO Finance LLC
4.25% (LIBOR 3 Month + 3.25%), 6/08/20 (s)	U.S.$	4,950	$4,821,055
Grifols Worldwide Operations Limited
3.723% (LIBOR 1 Week + 3.00%), 2/27/21 (s)		3,161	3,161,605
Immucor, Inc. (fka IVD Acquisition Corporation)
5.00% (LIBOR 3 Month + 3.75%), 8/17/18 (s)		5,260	5,128,701
Mallinckrodt International Finance S.A.
3.748% (LIBOR 3 Month + 2.75%), 3/19/21 (s)		6,714	6,727,570
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã.R.L.
4.75% (LIBOR 3 Month + 3.75%), 6/30/21 (s)		3,930	3,898,762
Vizient, Inc.
5.00% (LIBOR 3 Month + 4.00%), 2/13/23 (s)		2,519	2,550,061

			40,561,695

Energy – 0.4%
California Resources Corporation
11.375% (LIBOR 3 Month + 10.38%), 12/31/21 (s)		12,618	14,187,058
Chesapeake Energy Corporation
8.50% (LIBOR 3 Month + 7.50%), 8/23/21 (s)		4,080	4,460,786
EP Energy LLC (fka Everest Acquisition LLC)
9.75% (LIBOR 3 Month + 8.75%), 6/30/21 (s)		8,327	8,675,713

			27,323,557

Other Industrial – 0.4%
Conduent Incorporated
6.251% (LIBOR 2 Month + 5.50%), 12/07/23 (s)		1,513	1,538,842
Gardner Denver, Inc.
4.25%-4.57% (LIBOR 6 Month + 3.25%), 7/30/20 (s)		5,370	5,304,277
GFL Environmental Inc.
3.75% (LIBOR 3 Month + 2.75%), 9/29/23 (s)		2,307	2,314,115
Manitowoc Foodservice, Inc.
5.75% (LIBOR 3 Month + 4.75%), 3/03/23 (s)		596	603,731
Sedgwick Claims Management Services, Inc.
3.75% (LIBOR 3 Month + 2.75%), 3/01/21 (s)		5,177	5,194,007

	Principal Amount (000)		U.S. $ Value
Travelport Finance (Luxembourg) S.Ã r.l.
4.25% (LIBOR 3 Month + 3.25%), 9/02/21 (s)	U.S.$	9,761	$9,842,699
Unifrax Holding Co.
4.50% (EURIBOR 3 Month + 3.50%), 11/28/18 (s)	EUR	2,681	2,901,856

			27,699,527

Technology - 0.6%
Avaya Inc.
1/23/18 (t)	U.S.$	1,605	1,650,512
6.28% (LIBOR 3 Month + 5.25%), 5/29/20 (c)(t)		20,129	16,650,767
6.53% (LIBOR 3 Month + 5.50%), 3/31/18 (s)		371	306,227
Smart Modular Technologies (Global), Inc.
9.25% (LIBOR 3 Month + 8.00%), 8/26/17 (i)(s)		4,187	3,433,695
Solera, LLC (Solera Finance, Inc.)
5.75% (LIBOR 3 Month + 4.75%), 3/03/23 (s)		13,969	14,111,088
Veritas US Inc.
6.625% (LIBOR 3 Month + 5.63%), 1/27/23 (s)		12,159	11,516,643

			47,668,932

			234,338,946

Utility - 0.1%
Electric - 0.1%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.)
4.25% (LIBOR 3 Month + 3.25%), 6/30/17 (s)		9,316	9,366,642

Financial Institutions - 0.1%
Insurance - 0.1%
Hub International Limited
4.00% (LIBOR 3 Month + 3.00%), 10/02/20 (s)		4,354	4,368,651

Total Bank Loans (cost $258,178,857)			248,074,239

EMERGING MARKETS - CORPORATE BONDS - 1.9%
Industrial - 1.6%
Basic - 0.3%
Elementia SAB de CV
5.50%, 1/15/25 (a)		2,208	2,130,720
Samarco Mineracao SA
4.125%, 11/01/22 (a)(d)(e)		2,015	1,331,915
5.375%, 9/26/24 (a)(d)(e)		900	589,500
5.75%, 10/24/23 (a)(d)(e)		8,416	5,555,954

	Principal Amount (000)		U.S. $ Value
Vedanta Resources PLC
6.375%, 7/30/22 (a)	U.S.$	12,566	$12,584,849

			22,192,938

Capital Goods - 0.3%
Ferreycorp SAA
4.875%, 4/26/20 (a)		2,131	2,130,252
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (a)		830	863,200
Grupo KUO SAB De CV
6.25%, 12/04/22 (a)		696	688,267
Odebrecht Finance Ltd.
4.375%, 4/25/25(a)		537	230,910
5.25%, 6/27/29 (a)		9,173	3,875,593
7.125%, 6/26/42 (a)		17,280	7,506,600
8.25%, 4/25/18 (a)	BRL	5,903	1,259,804
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)	U.S.$	2,594	2,671,820

			19,226,446

Communications - Telecommunications - 0.4%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)		6,131	6,422,223
Digicel Group Ltd.
7.125%, 4/01/22 (a)		1,134	906,701
8.25%, 9/30/20 (a)		9,000	7,965,000
Digicel Ltd.
6.00%, 4/15/21 (a)		3,750	3,496,125
6.75%, 3/01/23 (a)		3,270	3,039,056
IHS Netherlands Holdco BV
9.50%, 10/27/21 (a)		4,200	4,410,000
MTN Mauritius Investment Ltd.
6.50%, 10/13/26 (a)		5,701	5,758,010

			31,997,115

Consumer Cyclical - Retailers - 0.0%
Edcon Ltd.
9.50%, 3/01/18 (d)(e)(f)	EUR	5,250	409,700
9.50%, 3/01/18 (d)(e)(f)	U.S.$	2,820	335,467

			745,167

Consumer Non-Cyclical - 0.4%
Central American Bottling Corp.
5.75%, 1/31/27 (a)		5,759	5,800,465
Marfrig Holdings Europe BV
6.875%, 6/24/19 (a)		5,432	5,673,724
8.00%, 6/08/23 (a)		4,150	4,373,063
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		10,492	10,387,080

	Principal Amount (000)		U.S. $ Value
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(b)(d)(e)(i)	U.S.$	6,585	$724,390
USJ Acucar e Alcool SA
9.875% (9.875% Cash or 12.00% PIK), 11/09/21 (a)(b)		1,415	1,130,001
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (d)(e)(f)		13,674	1,025,550
10.875%, 1/13/20 (d)(e)(f)		2,500	650,000
11.75%, 2/09/22 (d)(e)(f)		13,613	1,018,252

			30,782,525

Transportation - Airlines - 0.2%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		4,183	4,235,204
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		12,957	13,378,103

			17,613,307

			122,557,498

Financial Institutions - 0.2%
Banking - 0.1%
Turkiye Vakiflar Bankasi TAO
6.00%, 11/01/22 (a)		12,500	11,723,750

Finance - 0.1%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (a)		7,640	6,642,980

			18,366,730

Non Corporate Sectors - 0.1%
Treasuries - 0.1%
JPMorgan Chase Bank, NA
Series E
10.00%, 7/18/17 (a)	IDR	63,808,000	4,859,969

Utility - 0.0%
Electric - 0.0%
AES El Salvador Trust II
6.75%, 3/28/23 (a)	U.S.$	1,220	1,134,600

Total Emerging Markets - Corporate Bonds (cost $195,451,841)			146,918,797

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
Non-Agency Fixed Rate CMBS - 1.8%
225 Liberty Street Trust
Series 2016-225L, Class E
4.649%, 2/10/36 (a)		5,344	5,101,062
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.602%, 6/10/49		9,741	9,825,702

	Principal Amount (000)		U.S. $ Value
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.707%, 6/24/50 (f)(h)	U.S.$	3,500	$3,536,050
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		251	250,727
Series 2007-T26, Class AJ
5.566%, 1/12/45		1,550	1,473,698
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.813%, 4/10/46 (u)		11,409	625,888
Series 2015-GC31, Class D
4.064%, 6/10/48		1,416	1,071,376
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA
2.075%, 10/15/45 (u)		57,423	4,291,424
Commercial Mortgage Trust
Series 2012-CR1, Class XA
2.013%, 5/15/45 (u)		21,349	1,641,835
Series 2012-CR5, Class XA
1.74%, 12/10/45 (u)		11,531	758,880
Series 2012-LC4, Class XA
2.277%, 12/10/44 (a)(u)		32,489	2,537,315
Series 2013-LC6, Class XA
1.679%, 1/10/46 (u)		62,725	3,389,560
Series 2014-CR15, Class XA
1.289%, 2/10/47 (u)		12,867	575,956
Series 2014-CR20, Class XA
1.185%, 11/10/47 (u)		53,765	3,283,752
Series 2014-LC15, Class D
4.944%, 4/10/47 (a)		8,500	7,080,829
Series 2014-LC17, Class D
3.687%, 10/10/47 (a)		7,603	5,231,298
Series 2014-UBS5, Class D
3.495%, 9/10/47 (a)		3,542	2,522,916
Series 2015-DC1, Class D
4.353%, 2/10/48 (a)		4,500	3,530,295
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.543%, 7/10/44 (a)		2,500	2,566,705
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.593%, 2/10/46 (u)		4,864	348,396
GS Mortgage Securities Trust
Series 2011-GC5, Class C
5.40%, 8/10/44 (a)		7,937	8,519,063
Series 2013-GC13, Class D
4.066%, 7/10/46 (a)		1,500	1,379,433
Series 2014-GC18, Class D
4.945%, 1/10/47 (a)		4,503	3,894,076
Series 2014-GC20, Class D
4.867%, 4/10/47 (a)		995	758,732

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class D
5.215%, 6/15/45 (a)	U.S.$	5,000	$5,085,395
Series 2012-CBX, Class E
5.215%, 6/15/45 (a)		6,521	6,504,690
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.668%, 11/15/48		5,050	4,829,786
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
1.976%, 11/15/45 (a)(u)		44,832	2,602,790
Series 2014-C19, Class D
3.25%, 12/15/47 (a)		4,130	3,240,386
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.756%, 12/10/45 (a)(u)		3,724	263,818
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D
3.957%, 12/15/47 (a)		5,000	4,020,698
Series 2015-LC20, Class D
4.365%, 4/15/50 (a)		2,643	2,032,097
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.248%, 6/15/44 (a)(l)		2,576	2,656,332
Series 2012-C6, Class D
5.589%, 4/15/45 (a)		3,450	3,395,432
Series 2012-C7, Class XA
1.498%, 6/15/45 (a)(u)		7,516	443,347
Series 2012-C8, Class E
4.897%, 8/15/45 (a)		6,905	6,607,832
Series 2014-C20, Class D
3.986%, 5/15/47 (a)		10,906	8,312,848
Series 2014-C21, Class D
3.497%, 8/15/47 (a)		10,000	7,430,896
Series 2014-C23, Class D
3.991%, 10/15/57 (a)		13,722	10,983,442

			142,604,757

Non-Agency Floating Rate CMBS - 0.1%
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.222%, 2/15/41 (l)		1,419	1,417,923
Morgan Stanley Capital I Trust
Series 2015-MS1, Class D
4.03%, 5/15/48 (a)(l)		2,790	2,339,392

			3,757,315

Total Commercial Mortgage-Backed Securities (cost $152,125,917)			146,362,072

	Shares	U.S. $ Value
PREFERRED STOCKS - 1.4%
Industrial - 0.9%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (a)	6,280	$7,410,400

Energy - 0.8%
Berry Petroleum Co. LLC
0.00% (e)(h)(i)	538,628	5,386,280
Tervita Corp.
0.00% (e)(h)(i)	7,165,266	57,817,708

		63,203,988

		70,614,388

Financial Institutions - 0.5%
Banking - 0.3%
GMAC Capital Trust I
6.691%	51,850	1,332,545
Morgan Stanley
5.85%	635,775	15,970,668
Santander Finance Preferred SAU
6.80%	67,000	1,727,930
US Bancorp
Series F
6.50%	175,125	5,122,406

		24,153,549

Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%	102,401	3,121,183
XLIT Ltd.
Series D
4.143% (c)	3,750	3,000,000

		6,121,183

REITS - 0.1%
Hersha Hospitality Trust
6.875%	64,000	1,575,040
Sovereign Real Estate Investment Trust
12.00% (a)	501	621,240

		2,196,280

		32,471,012

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%	60,000	1,569,600

Total Preferred Stocks (cost $85,973,900)		104,655,000

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 1.0%
Brazil - 0.8%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 5/15/45-8/15/50	BRL	62,125	$61,514,806

Colombia - 0.2%
Fideicomiso PA Costera
6.25%, 1/15/34 (a)	COP	7,580,000	2,469,581
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35 (f)		36,247,335	12,517,244

			14,986,825

Total Inflation-Linked Securities (cost $68,369,290)			76,501,631

GOVERNMENTS - SOVEREIGN AGENCIES - 0.9%
Brazil - 0.4%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (a)(n)	U.S.$	8,303	8,386,030
Petrobras Global Finance BV
5.375%, 1/27/21		8,624	8,680,487
6.85%, 6/05/15		2,958	2,485,607
8.375%, 5/23/21		5,310	5,920,650
6.125%, 1/17/22		5,208	5,372,052

			30,844,826

Colombia - 0.1%
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)		1,277	1,431,836
Ecopetrol SA
5.375%, 6/26/26		1,886	1,886,000
5.875%, 5/28/45		6,355	5,617,820

			8,935,656

Israel - 0.1%
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		5,373	5,617,848

Turkey - 0.1%
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (a)		5,964	5,695,620

United Arab Emirates - 0.2%
Dubai Holding Commercial Operations MTN Ltd.
Series E
6.00%, 2/01/17	GBP	10,900	13,712,200

United Kingdom - 0.0%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (n)	U.S.$	2,900	2,813,000

Total Governments - Sovereign Agencies (cost $69,871,234)			67,619,150

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Indonesia - 0.2%
Majapahit Holding BV
7.875%, 6/29/37 (a)	U.S.$	5,600	$6,827,016
Pertamina Persero PT
6.00%, 5/03/42 (a)		720	715,500
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (a)		11,216	10,303,242

			17,845,758

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
4.40%, 4/30/23 (a)		6,200	6,231,000

Mexico - 0.3%
Petroleos Mexicanos
4.625%, 9/21/23		11,061	10,784,475
5.375%, 3/13/22 (a)		3,805	3,879,007
5.50%, 1/21/21		4,910	5,105,418

			19,768,900

South Africa - 0.1%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (a)		10,060	10,164,785

Venezuela - 0.1%
Petroleos de Venezuela SA
6.00%, 11/15/26 (a)		5,000	1,898,250
9.75%, 5/17/35 (a)		8,641	4,362,173

			6,260,423

Total Quasi-Sovereigns (cost $59,524,584)			60,270,866

	Shares
COMMON STOCKS - 0.8%
Consumer Discretionary - 0.1%
Auto Components - 0.0%
Exide Technologies (e)(g)		61,635	54,239
Exide Technologies (e)(g)		270,867	238,363

			292,602

Automobiles - 0.0%
Liberty Tire Recycling LLC (e)(h)(i)		128,591	0

Internet & Direct Marketing Retail - 0.1%
Travelport Worldwide Ltd.		543,898	7,810,375

			8,102,977

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Halcon Resources Corp. (e)		67,837	572,544

Company	Shares		U.S. $ Value
SandRidge Energy, Inc. (e)		84,806	$1,739,371
Tervita Corp. (e)(h)(i)		125,625	1,013,689
Vantage Drilling International (e)(i)		30,215	3,656,015
Whiting Petroleum Corp. (e)		323,999	3,593,149

			10,574,768

Financials - 0.6%
Diversified Financial Services - 0.1%
iPayment, Inc. (e)(h)(i)		576,195	1,901,442

Insurance - 0.5%
Mt. Logan Re Ltd. (Preference Shares) (e)(g)(v)(w)		12,695	12,773,341
Mt. Logan Re Ltd. (Preference Shares) (e)(g)(v)(x)		25,000	26,086,920

			38,860,261

			40,761,703

Industrials - 0.0%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (e)(h)(i)		13	38,584

Materials - 0.0%
Metals & Mining - 0.0%
Neenah Enterprises, Inc. (e)(h)(i)		49,578	132,373

Total Common Stocks (cost $73,050,756)			59,610,405

	Principal Amount (000)
WHOLE LOAN TRUSTS - 0.7%
Performing Asset - 0.7%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (h)(i)	U.S.$	738	738,137
16.00%, 1/01/21 (h)(i)	MXN	112,935	5,415,638
AlphaCredit Capital, SA de CV
17.25%, 8/06/19 (h)(i)		36,364	1,743,779
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (h)(i)	U.S.$	441	419,246
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (h)(i)		1,351	1,310,332
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (h)(i)		512	486,184
Deutsche Bank Mexico SA
8.00%, 10/31/34 (h)(i)(l)	MXN	39,804	1,221,584
8.00%, 10/31/34 (h)(i)		84,679	2,598,810
Flexpath Capital, Inc.
12.00%, 10/01/19 (h)(i)	U.S.$	5,693	853,956
Flexpath Wh I LLC
13.00%, 10/23/20 (h)(i)		4,725	4,015,953
Series B

	Principal Amount (000)		U.S. $ Value
11.00%, 4/01/21 (h)(i)	U.S.$	3,460	$2,802,491
Series B2
11.00%, 1/01/22 (h)(i)		4,741	4,029,691
Series B3
11.00%, 9/01/22 (h)(i)		500	465,094
Recife Funding Zero Coupon, 11/05/29 (h)(i)		9,586	9,262,311
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (h)(i)		9,657	8,168,347
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (h)(i)		8,829	8,044,693

Total Whole Loan Trusts (cost $65,266,565)			51,576,246

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.5%
Argentina - 0.5%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)		9,034	9,383,616
9.125%, 3/16/24 (a)		23,118	25,198,620
Provincia de Cordoba
7.125%, 6/10/21 (a)		4,503	4,615,575
12.375%, 8/17/17 (a)		2,185	2,289,049

Total Local Governments - Regional Bonds (cost $39,374,666)			41,486,860

ASSET-BACKED SECURITIES - 0.5%
Other ABS - Floating Rate - 0.1%
ALM XII Ltd.
Series 2015-12A, Class D
6.38% (LIBOR 3 Month + 5.50%), 4/16/27 (a)(c)		5,985	5,917,202
Carlyle Global Market Strategies CLO Ltd.
Series 2014-3A, Class D1
6.137% (LIBOR 3 Month + 5.10%), 7/27/26 (a)(c)		1,000	973,501
Series 2016-1A, Class C
5.93% (LIBOR 3 Month + 4.90%), 4/20/27 (a)(c)		1,800	1,830,434
OZLM VIII Ltd. Series 2014-8A, Class D
5.973% (LIBOR 3 Month + 4.95%), 10/17/26 (a)(c)		3,450	3,295,543
Tryon Park CLO Ltd. Series 2013-1A, Class D
5.423% (LIBOR 3 Month + 4.40%), 7/15/25 (a)(c)		2,750	2,573,731

			14,590,411

Home Equity Loans - Fixed Rate - 0.1%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,063	647,993
GSAA Home Equity Trust

	Principal Amount (000)		U.S. $ Value
Series 2005-12, Class AF5
5.659%, 9/25/35	U.S.$	1,943	$1,644,128
Series 2006-10, Class AF3
5.985%, 6/25/36		1,719	864,342
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		845	821,272
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,631	760,501
Series 2007-8XS, Class A2
6.00%, 4/25/37		5,155	3,084,656

			7,822,892

Home Equity Loans - Floating Rate - 0.1%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (c)		2,108	2,088,517
GSAA Home Equity Trust
Series 2006-6, Class AF4
6.121%, 3/25/36 (c)		4,232	2,184,952
Series 2006-6, Class AF5
6.241%, 3/25/36 (c)		3,424	1,712,969
Lehman XS Trust
Series 2007-6, Class 3A5
4.986%, 5/25/37 (l)		461	654,748

			6,641,186

Other ABS - Fixed Rate - 0.1%
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)		4,739	4,746,235

Autos - Fixed Rate - 0.1%
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		3,890	4,070,945

Total Asset-Backed Securities (cost $37,949,946)			37,871,669

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Croatia - 0.1%
Croatia Government International Bond
6.625%, 7/14/20 (a)		5,350	5,851,135

Indonesia - 0.0%
Indonesia Government International Bond
8.50%, 10/12/35 (a)		1,645	2,283,477

Romania - 0.1%
Romanian Government International Bond
4.875%, 1/22/24 (a)		6,000	6,381,000

Total Governments - Sovereign Bonds (cost $13,143,086)			14,515,612

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
State of California
Series 2010
7.60%, 11/01/40	U.S.$	1,200	$1,784,016
7.625%, 3/01/40		1,250	1,828,875
7.95%, 3/01/36		2,235	2,595,125
State of Illinois
Series 2010
7.35%, 7/01/35		4,120	4,463,938

Total Local Governments - Municipal Bonds (cost $8,857,184)			10,671,954

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Forward Contracts - 0.1%
AUD/EUR
Expiration: Feb 2017, Exercise Price: AUD 1.42 (e)		201,702,990	185,249
MXN/USD
Expiration: Mar 2017, Exercise Price: MXN 19.80 (e)		1,470,249,000	290,193
MXN/USD
Expiration: Apr 2017, Exercise Price: MXN 21.33 (e)		1,623,228,102	2,838,732
MXN/USD
Expiration: Apr 2017, Exercise Price: MXN 20.63 (e)		1,574,122,896	1,588,125
TRY/EUR
Expiration: Apr 2017, Exercise Price: TRY 3.65 (e)		254,076,500	64,173
TRY/EUR
Expiration: Apr 2017, Exercise Price: TRY 3.65 (e)		251,704,000	63,574
TRY/USD
Expiration: Apr 2017, Exercise Price: TRY 3.73 (e)		285,039,985	1,207,576
ZAR/USD
Expiration: Feb 2017, Exercise Price: ZAR 13.31 (e)		998,115,000	753,234

			6,990,856

Options on Indices - 0.0%
CBOE Volatility Index
Expiration: Feb 2017, Exercise Price: $ 17.00 (e)(y)		11,394	370,305

Total Options Purchased - Calls (premiums paid $9,069,445)			7,361,161

Company	Shares		U.S. $ Value
WARRANTS - 0.0%
Encore Automotive Acceptance, expiring 7/05/31(e)		44	$0
FairPoint Communications, Inc., expiring 1/24/18 (e)(i)		6,740	101
Flexpath Capital, Inc., expiring 4/15/31(e)		189,795	0
iPayment Holdings, Inc., expiring 12/29/22 (e)(h)(i)		1,515,784	803,366
Midstates Petroleum Co., Inc., expiring 4/21/20 (e)(i)		259,925	1,429,588
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (e)		302,868	605,736
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (e)		130,363	404,125

Total Warrants (cost $4,527,301)			3,242,916

INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
OCL Opportunities Fund II (e)(h)(i)(z) (cost $1,490,950)		11,474	1,932,219

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Indices - 0.0%
S&P 500 Index
Expiration: Mar 2017, Exercise Price: $ 2,150.00 (e)(aa) (premiums paid $1,713,850)		113,500	1,054,551

	Shares
SHORT-TERM INVESTMENTS - 3.4%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.41% (ab)(ac) (cost $190,032,675)		190,032,675	190,032,675

	Principal Amount (000)
Time Deposits - 0.7%
BBH, Grand Cayman
(0.95)%, 2/01/17	SEK	1	98
0.005%, 2/01/17	HKD	26,518	3,417,756
0.503%, 2/01/17	AUD	1	1,117
Deutsche Bank, Grand Cayman
0.29%, 2/01/17	U.S.$	43,096	43,096,141
DNB, Oslo
(0.576)%, 2/01/17	EUR	374	403,544
0.05%, 2/01/17	NOK	426	51,657
Royal Bank of Canada, Toronto
0.05%, 2/01/17	CAD	4,695	3,607,987
Sumitomo, Tokyo
(0.21)%, 2/01/17	JPY	24,505	217,030

	Principal Amount (000)		U.S. $ Value
0.05%, 2/01/17	GBP	1,639	$2,062,471

Total Time Deposits (cost $52,824,434)			52,857,801

Emerging Markets - Treasuries - 0.2%
Citigroup Global Markets Holdings, Inc./United States
Zero Coupon, 1/25/18 (a) (cost $17,022,489)	EGP	378,468	16,704,908

Total Short-Term Investments (cost $259,879,598)			259,595,384

Total Investments - 100.7% (cost $7,785,319,029) (ad)			7,775,689,992
Other assets less liabilities - (0.7)%			(53,708,250)

Net Assets - 100.0%			$7,721,981,742

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	556	March 2017	$19,184,767	$19,491,473	$306,706
U.S. T-Note 5 Yr (CBT) Futures	2,983	March 2017	349,481,109	351,597,821	2,116,712
U.S. T-Note 10 Yr (CBT) Futures	1,162	March 2017	145,050,274	144,632,688	(417,586)

					$2,005,832

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNH	718,709	USD	102,799	2/14/17	$(2,278,938)
Australia and New Zealand Banking Group Ltd.	USD	155,961	CNY	1,074,216	2/24/17	174,051
Australia and New Zealand Banking Group Ltd.	IDR	179,418,551	USD	13,415	3/14/17	21,063
Australia and New Zealand Banking Group Ltd.	KRW	90,571,644	USD	75,125	3/14/17	(3,537,029)
Australia and New Zealand Banking Group Ltd.	USD	12,018	IDR	162,681,897	3/14/17	126,794
Australia and New Zealand Banking Group Ltd.	USD	138,102	KRW	161,089,604	3/14/17	1,805,436
Australia and New Zealand Banking Group Ltd.	CNH	199,884	USD	28,133	3/31/17	(888,537)
Australia and New Zealand Banking Group Ltd.	AUD	100,135	USD	75,400	4/06/17	(430,039)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	NZD	157,321	USD	113,049	4/06/17	$(2,157,032)
Bank of America, NA	INR	3,267,461	USD	47,863	2/14/17	(486,455)
Bank of America, NA	RUB	2,074,456	USD	34,554	2/16/17	141,426
Bank of America, NA	RUB	562,910	USD	9,264	2/16/17	(73,442)
Bank of America, NA	USD	74,710	MXN	1,643,142	2/16/17	3,935,365
Bank of America, NA	IDR	4,427,604	USD	326	3/14/17	(4,607)
Barclays Bank PLC	INR	4,276,302	USD	62,629	2/14/17	(648,920)
BNP Paribas SA	CAD	42,200	USD	32,044	2/03/17	(386,833)
BNP Paribas SA	USD	890	ARS	15,661	2/03/17	94,975
BNP Paribas SA	USD	3,581	ARS	63,112	2/13/17	368,778
BNP Paribas SA	USD	2,702	ARS	47,865	2/16/17	289,434
BNP Paribas SA	MXN	1,137,397	USD	51,644	2/17/17	(2,787,916)
BNP Paribas SA	USD	1,801	ARS	32,060	2/17/17	201,376
BNP Paribas SA	USD	5,403	ARS	97,261	2/21/17	660,013
BNP Paribas SA	USD	901	ARS	16,390	2/23/17	120,255
BNP Paribas SA	USD	1,717	ARS	31,420	2/24/17	239,029
BNP Paribas SA	USD	936	ARS	17,410	2/27/17	146,239
BNP Paribas SA	USD	2,150	ARS	40,311	2/28/17	354,752
BNP Paribas SA	USD	2,150	ARS	40,849	3/01/17	386,940
BNP Paribas SA	USD	2,366	ARS	46,146	3/02/17	498,023
BNP Paribas SA	USD	37,141	CLP	25,045,149	3/03/17	1,401,014
BNP Paribas SA	USD	2,917	ARS	52,896	7/05/17	174,126
Brown Brothers Harriman & Co.	MXN	61,074	USD	2,771	2/17/17	(151,587)
Brown Brothers Harriman & Co.	USD	297	MXN	6,486	2/17/17	13,355
Brown Brothers Harriman & Co.	NOK	9,266	USD	1,107	2/23/17	(16,981)
Brown Brothers Harriman & Co.	EUR	6,930	USD	7,447	4/12/17	(57,193)
Citibank, NA	CAD	22,902	USD	17,241	2/03/17	(359,431)
Citibank, NA	USD	111,308	INR	7,547,945	2/14/17	381,651
Citibank, NA	USD	132,413	RUB	8,012,981	2/16/17	511,512
Citibank, NA	USD	47,668	COP	144,471,819	3/03/17	1,484,225
Citibank, NA	TWD	3,081,796	USD	96,344	3/10/17	(2,736,616)
Citibank, NA	KRW	86,861,064	USD	74,031	3/14/17	(1,408,101)
Citibank, NA	EUR	311,280	USD	335,360	4/12/17	(1,744,641)
Citibank, NA	TRY	152,962	USD	39,316	4/28/17	(300,560)
Credit Suisse International	USD	82,040	CAD	108,984	2/03/17	1,713,378
Credit Suisse International	TRY	339,951	USD	96,133	2/08/17	6,186,442
Credit Suisse International	USD	42,919	TRY	163,480	2/08/17	335,304
Credit Suisse International	USD	11,962	TRY	42,719	2/08/17	(658,729)
Credit Suisse International	MXN	384,055	USD	17,917	2/17/17	(462,972)
Credit Suisse International	USD	33,000	ZAR	467,523	3/01/17	1,542,592
Credit Suisse International	USD	30,367	SGD	43,424	3/14/17	454,379
Credit Suisse International	EUR	2,541	TRY	10,617	4/13/17	8,439
Credit Suisse International	TRY	179,634	EUR	42,541	4/13/17	(630,275)
Credit Suisse International	USD	37,778	MXN	815,303	4/27/17	851,859
Credit Suisse International	USD	39,316	TRY	152,964	4/28/17	300,977
Deutsche Bank AG	EUR	20,000	TRY	83,024	4/13/17	(74,954)
Goldman Sachs Bank USA	BRL	233,989	USD	72,606	2/02/17	(1,650,912)
Goldman Sachs Bank USA	USD	74,829	BRL	233,989	2/02/17	(572,299)
Goldman Sachs Bank USA	CAD	204,148	USD	152,928	2/03/17	(3,959,286)
Goldman Sachs Bank USA	SEK	20,265	USD	2,225	2/23/17	(93,349)
Goldman Sachs Bank USA	GBP	60,173	USD	74,055	3/09/17	(1,691,081)
Goldman Sachs Bank USA	CNH	85,532	USD	12,162	3/31/17	(256,140)
Goldman Sachs Bank USA	BRL	59,440	USD	18,534	4/04/17	(33,666)
Goldman Sachs Bank USA	EUR	1,522	USD	1,632	4/12/17	(16,356)
Goldman Sachs Bank USA	EUR	20,000	TRY	83,024	4/13/17	(74,954)
Goldman Sachs Bank USA	TRY	136,659	EUR	36,158	4/13/17	3,629,723
Goldman Sachs Bank USA	MXN	815,484	USD	36,662	4/24/17	(1,993,358)
HSBC Bank USA	USD	48,342	TRY	172,633	2/08/17	(2,665,664)
HSBC Bank USA	SGD	43,416	USD	30,442	3/14/17	(374,409)
HSBC Bank USA	BRL	91,507	USD	28,476	4/04/17	(108,654)
JPMorgan Chase Bank, NA	CAD	69,121	USD	51,880	2/03/17	(1,239,824)
JPMorgan Chase Bank, NA	USD	111,988	CAD	148,656	2/03/17	2,253,801
JPMorgan Chase Bank, NA	MXN	452,481	USD	21,089	2/17/17	(565,377)
JPMorgan Chase Bank, NA	ZAR	467,521	USD	33,000	3/01/17	(1,542,452)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	CNH	399,749	USD	56,244	3/31/17	$(1,796,148)
JPMorgan Chase Bank, NA	USD	35,291	NZD	49,176	4/06/17	720,642
JPMorgan Chase Bank, NA	CNY	92,164	USD	13,256	4/18/17	(34,409)
JPMorgan Chase Bank, NA	MXN	815,303	USD	37,778	4/27/17	(851,859)
Morgan Stanley Capital Services LLC	BRL	37,414	USD	11,965	2/02/17	91,509
Morgan Stanley Capital Services LLC	USD	11,305	BRL	37,414	2/02/17	567,945
Morgan Stanley Capital Services LLC	USD	31,205	COP	94,495,349	3/03/17	944,234
Morgan Stanley Capital Services LLC	MXN	751,459	USD	36,461	3/13/17	619,469
Morgan Stanley Capital Services LLC	ZAR	805,043	USD	59,213	3/27/17	30,715
Morgan Stanley Capital Services LLC	CHF	154,121	USD	155,051	4/07/17	(1,292,588)
Nomura Global Financial Products, Inc.	USD	13,256	CNH	92,164	4/18/17	91,336
Royal Bank of Scotland PLC	USD	33,646	MXN	708,865	2/17/17	277,734
Royal Bank of Scotland PLC	USD	18,486	PEN	63,306	3/03/17	810,162
Royal Bank of Scotland PLC	EUR	691	USD	742	4/12/17	(6,679)
Standard Chartered Bank	BRL	196,575	USD	62,864	2/02/17	480,790
Standard Chartered Bank	USD	61,536	BRL	196,575	2/02/17	847,527
Standard Chartered Bank	USD	73,502	TRY	254,059	2/08/17	(6,281,352)
Standard Chartered Bank	TWD	2,443,793	USD	76,688	3/10/17	(1,880,644)
Standard Chartered Bank	USD	40,490	TWD	1,293,852	3/10/17	1,107,794
Standard Chartered Bank	IDR	204,310,244	USD	15,270	3/14/17	17,859
Standard Chartered Bank	USD	56,470	IDR	760,825,302	3/14/17	326,004
Standard Chartered Bank	CNY	443,778	USD	63,097	3/31/17	(1,062,935)
Standard Chartered Bank	BRL	196,575	USD	60,544	4/04/17	(860,802)
UBS AG	CNH	718,709	USD	102,875	2/14/17	(2,202,717)
UBS AG	IDR	206,359,725	USD	15,205	3/14/17	(200,148)
UBS AG	USD	13,983	KRW	16,350,000	3/14/17	217,021

						$(17,632,383)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CBOE Volatility Index (y)	11,394	$15.00	February 2017	$1,309,644	$(598,185)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
CBOE Volatility Index (y)	11,394	$15.00	February 2017	$2,153,067	$(2,962,440)
S&P 500 Index (aa)	227,000	2,000.00	March 2017	1,157,700	(555,779)

				$3,310,767	$(3,518,219)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Call - CDX-NAHY Series 27, 5 Year Index	Goldman Sachs International	Sell	1.06%	2/15/17	$76,170	$323,723	$(294,122)
Put - CDX-NAHY Series 27, 5 Year Index	Goldman Sachs International	Sell	1.06	2/15/17	76,170	316,105	(159,397)

						$639,828	$(453,519)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Put - OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.30%	3/20/17	$116,850	$598,857	$(173,398)
Put - OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.31	3/20/17	116,850	598,856	(170,038)
Put - OTC - 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	2.24	3/29/17	155,300	764,076	(376,210)
Put - OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.25	4/27/17	119,200	569,180	(472,510)
Put - OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.24	5/01/17	119,200	557,260	(517,867)

						$3,088,229	$(1,710,023)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Put - AUD vs. EUR	AUD	1.42	2/02/17	AUD	101,776	$249,307	$(93,474)
Put - AUD vs. EUR	AUD	1.42	2/02/17		201,703	577,691	(185,248)
Put - AUD vs. EUR	AUD	1.38	4/25/17		196,766	884,840	(755,387)
Call - BRL vs. USD	BRL	3.30	2/22/17	BRL	126,027	231,202	(133,662)
Call - BRL vs. USD	BRL	3.40	2/24/17		129,268	242,378	(49,433)
Call - CNH vs. USD	CNH	7.21	3/29/17	CNH	542,112	406,913	(116,567)
Call - CNH vs. USD	CNH	7.33	3/29/17		554,836	522,537	(69,648)
Call - CNH vs. USD	CNH	7.14	4/12/17		540,855	406,020	(252,874)
Put - GBP vs. EUR	GBP	0.84	2/08/17	GBP	59,920	307,684	(41,232)
Put - GBP vs. EUR	GBP	0.85	2/09/17		61,307	328,537	(266,848)
Put - GBP vs. EUR	GBP	0.86	2/15/17		61,174	360,699	(538,930)
Call - MXN vs. USD	MXN	21.80	3/09/17	MXN	1,618,759	836,557	(656,555)
Call - MXN vs. USD	MXN	23.50	4/20/17		1,788,233	1,126,967	(364,704)
Call - MXN vs. USD	MXN	22.88	4/25/17		1,746,370	964,151	(666,943)
Call - RUB vs. USD	RUB	77.62	10/16/17	RUB	3,003,739	1,196,217	(415,945)
Call - SEK vs. EUR	SEK	9.65	2/09/17	SEK	690,458	284,649	(13,103)
Call - TRY vs. EUR	TRY	4.50	4/12/17	TRY	310,486	1,235,859	(600,621)
Call - TRY vs. EUR	TRY	4.50	4/12/17		313,412	1,290,726	(606,282)
Call - TRY vs. USD	TRY	4.16	4/27/17		318,198	1,049,519	(920,318)

Description	Exercise Price		Expiration Date		Contracts (000)	Premiums Received	U.S. $ Value
Call - ZAR vs. USD	ZAR	15.36	2/27/17	ZAR	1,152,000	$1,071,000	$(53,945)

						$13,573,453	$(6,801,719)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX) iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	(5.00)%	2.23%	EUR	22,398	$(2,300,940)	$(884,661)
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.53		$74,850	(5,068,821)	(622,806)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.53		223,230	(15,117,074)	(4,727,412)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	1.69		28,272	1,890,104	1,098,068
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.18		51,660	646,821	381,465
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	5.00	1.04	EUR	4	475	107
Morgan Stanley & Co. LLC/(INTRCONX) iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	2.23		22,398	2,304,298	452,852
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		12,160	1,223,040	304,352
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		7,755	779,992	23,596
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		11,753	1,182,109	48,498
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		6,388	642,500	12,339
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		6,388	642,500	10,712
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		8,943	899,482	26,574
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		10,220	1,027,921	8,164
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		15,331	1,541,981	15,195
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		12,775	1,284,901	(8,334)
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		25,551	2,569,913	(1,090)
iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		38,326	3,854,812	114,840

					$(1,995,986)	$(3,747,541)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	MXN	1,007,167	12/11/18	4 Week TIIE	6.775%	$(372,778)
Morgan Stanley & Co. LLC/(CME Group)		1,270,850	12/12/18	4 Week TIIE	6.840%	(400,345)
Morgan Stanley & Co. LLC/(CME Group)		847,230	12/13/18	4 Week TIIE	6.845%	(264,619)
Morgan Stanley & Co. LLC/(CME Group)		306,940	12/17/18	4 Week TIIE	7.035%	(45,996)
Morgan Stanley & Co. LLC/(CME Group)	CAD	303,955	11/14/21	3 Month CDOR	1.323%	(1,201,916)
Morgan Stanley & Co. LLC/(CME Group)		303,955	11/15/21	3 Month CDOR	1.318%	(1,256,027)
Morgan Stanley & Co. LLC/(CME Group)	MXN	254,179	12/01/26	7.700%	4 Week TIIE	120,471
Morgan Stanley & Co. LLC/(CME Group)		323,230	12/02/26	7.762%	4 Week TIIE	86,921
Morgan Stanley & Co. LLC/(CME Group)		215,220	12/03/26	7.760%	4 Week TIIE	59,680
Morgan Stanley & Co. LLC/(CME Group)		76,860	12/07/26	7.830%	4 Week TIIE	3,625
Morgan Stanley & Co. LLC/(CME Group)	CAD	61,033	11/14/46	2.223%	3 Month CDOR	2,308,317
Morgan Stanley & Co. LLC/(CME Group)		61,047	11/15/46	2.234%	3 Month CDOR	2,192,828

						$1,230,161

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
K. Hovnanian Enterprises, Inc., 7.00%, 1/15/19, 3/20/17*	(5.00)%	3.05%	$16,829	$(143,033)	$(41,018)	$(102,015)
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/17*	(5.00)	0.63	18,869	(431,597)	(233,308)	(198,289)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA
Bombardier, Inc., 7.45%, 5/01/34, 3/20/17*	(5.00)%	0.75%	$9,416	$(109,357)	$(39,713)	$(69,644)
Bombardier, Inc., 7.45%, 5/01/34, 3/20/17*	(5.00)	0.75	9,474	(110,031)	(38,698)	(71,333)
United States Steel Corp., 6.65%, 6/01/37, 3/20/17*	(5.00)	0.25	17,494	(215,007)	(55,549)	(159,458)
Deutsche Bank AG
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	306.91	977	556,033	37,126	518,907
Goldman Sachs Bank USA
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/17*	(5.00)	2.20	18,722	(181,230)	(71,152)	(110,078)
Dell, Inc., 7.10%, 4/15/28, 3/20/17*	(5.00)	0.32	17,016	(35,744)	15,951	(51,695)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	16.69	17,442	169,275	(59,691)	228,966
Goldman Sachs International
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/21*	(5.00)	164.68	4,260	2,427,758	2,325,470	102,288
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/21*	(5.00)	164.68	4,260	2,427,758	2,422,648	5,110
Morgan Stanley Capital Services LLC
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	306.91	1,099	625,602	41,771	583,831
Sale Contracts
Barclays Bank PLC
CCO Holdings, LLC, 7.25%, 10/30/17, 6/20/19*	5.00	0.52	6,192	679,554	329,560	349,994
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00	185.58	7,340	(4,185,379)	(4,495,402)	310,023

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
K. Hovnanian Enterprises, Inc., 7.00%, 1/15/19, 9/20/20*	5.00%	13.40%	$7,293	$(1,750,826)	$(1,503,549)	$(247,277)
K. Hovnanian Enterprises, Inc., 7.00%, 1/15/19, 9/20/20*	5.00	13.40	2,917	(700,283)	(602,350)	(97,933)
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/19*	5.00	3.31	12,770	495,309	516,591	(21,282)
Citibank, NA
CDX-CMBX.NA.BBB Series 7, 1/17/47*	3.00	3.76	5,000	(260,083)	(60,358)	(199,725)
CDX-CMBX.NA.BBB Series 7, 1/17/47*	3.00	3.76	25,000	(1,300,416)	(285,140)	(1,015,276)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	14,000	(1,872,189)	(1,956,477)	84,288
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	2,735	(366,885)	(420,655)	53,770
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	1,368	(182,940)	(215,947)	33,007
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	1,368	(183,890)	(210,612)	26,722
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	547	(73,149)	(86,347)	13,198
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	15,000	(2,010,083)	(1,872,448)	(137,635)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	15,000	(2,005,917)	(1,797,175)	(208,742)
CDX-CMBX.NA.BBB Series 7, 1/17/47*	3.00	3.76	5,000	(260,083)	(112,213)	(147,870)
CDX-CMBX.NA.BBB Series 7, 1/17/47*	3.00	3.76	5,000	(260,084)	(92,167)	(167,917)
Goldman Sachs Bank USA

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 9, 10 Year Index, 12/20/17*	5.00%	0.35%	$5,700	$270,759	$(151,050)	$421,809
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/19*	5.00	9.72	12,590	(1,089,590)	445,151	(1,534,741)
K. Hovnanian Enterprises, Inc., 7.00%, 1/15/19, 9/20/20*	5.00	13.40	3,110	(746,616)	(604,091)	(142,525)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	50.95	12,590	(7,823,942)	177,460	(8,001,402)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.25%, 3/15/25, 12/20/21*	5.00	3.87	918	50,305	23,824	26,481
Avis Budget Car Rental LLC, 5.25%, 3/15/25, 12/20/21*	5.00	3.87	2,067	113,269	79,319	33,950
Avis Budget Car Rental LLC, 5.25%, 3/15/25, 12/20/21*	5.00	3.87	1,607	88,062	61,650	26,412
Avis Budget Car Rental LLC, 5.25%, 3/15/25, 12/20/21*	5.00	3.87	2,296	125,818	102,463	23,355
Avis Budget Car Rental LLC, 5.25%, 3/15/25, 12/20/21*	5.00	3.87	1,378	75,512	61,542	13,970
Avis Budget Car Rental LLC, 5.25%, 3/15/25, 12/20/21*	5.00	3.87	3,215	176,178	157,279	18,899
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	17,700	(2,366,982)	(3,677,294)	1,310,312
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	20,000	(2,674,556)	(3,705,178)	1,030,622
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	12,300	(1,644,851)	(2,149,241)	504,390

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	8.01%	$10,000	$(1,341,445)	$(1,387,288)	$45,843
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	5,000	(670,722)	(698,127)	27,405
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	1,368	(183,889)	(214,813)	30,924
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	1,368	(183,889)	(214,813)	30,924
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	5,000	(670,722)	(693,644)	22,922
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	1,368	(183,890)	(212,415)	28,525
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	5,000	(670,723)	(689,155)	18,432
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	643	(86,255)	(96,347)	10,092
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	8,871	(1,188,792)	(1,107,392)	(81,400)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	5,000	(670,722)	(120,233)	(550,489)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	10,000	(1,341,444)	(214,087)	(1,127,357)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	10,000	(1,341,445)	(211,445)	(1,130,000)
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/21*	5.00	174.85	3,258	(1,857,009)	(1,852,049)	(4,960)
United States Steel Corp., 6.65%, 6/01/37, 12/20/21*	5.00	4.38	4,590	149,664	(360,826)	510,490
Morgan Stanley Capital Services LLC
Bombardier, Inc., 7.45%, 5/01/34, 6/20/21*	5.00	3.92	5,000	227,344	220,042	7,302

				$(34,717,490)	$(25,591,610)	$(9,125,880)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx USD Liquid High Yield Index	33,222	LIBOR	USD	8,372	3/20/17	$93,914
Barclays Bank PLC
Barclays SPAB2 Strategy Index	129,250	0.60%		37,410	2/17/17	77,626
Citibank, NA
iBoxx USD Liquid High Yield Index	79,706	LIBOR		20,058	3/20/17	253,220
Goldman Sachs International
iBoxx USD Liquid High Yield Index	113,562	LIBOR		28,504	3/20/17	434,611
iBoxx USD Liquid High Yield Index	66,414	LIBOR		16,703	3/20/17	220,956
iBoxx USD Liquid High Yield Index	33,431	LIBOR		8,351	3/20/17	168,069
iBoxx USD Liquid High Yield Index	33,206	LIBOR		8,372	3/20/17	89,716
iBoxx USD Liquid High Yield Index	33,156	LIBOR		8,372	3/20/17	77,146
JPMorgan Chase Bank, NA
iBoxx USD Liquid High Yield Index	67,244	LIBOR		16,706	3/20/17	432,504
iBoxx USD Liquid High Yield Index	66,348	LIBOR		16,703	3/20/17	204,145
iBoxx USD Liquid High Yield Index	66,284	LIBOR		16,745	3/20/17	145,937
Morgan Stanley & Co. International PLC
iBoxx USD Liquid High Yield Index	80,574	LIBOR		20,059	3/20/17	473,584
iBoxx USD Liquid High Yield Index	41,897	LIBOR		10,554	3/20/17	122,364
iBoxx USD Liquid High Yield Index	33,086	LIBOR		8,326	3/20/17	105,111

						$2,898,903

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
S&P 500 Index 2/3/17*	9.15%		$829	$82,148	$-0-	$82,148
Goldman Sachs International Hang Seng Index 2/17/17*	14.20	HKD	6,907	251,383	-0-	251,383
iShares Russell 2000 Index 2/3/17*	14.75		$535	(206,492)	-0-	(206,492)
Nikkei 225 Index 2/28/17*	18.85	JPY	52,761	(29,840)	-0-	(29,840)
S&P/ASX 200 Index 2/28/17*	13.20	AUD	1,788	(142,489)	-0-	(142,489)
HSBC Bank USA
Nikkei 225 Index 2/17/17*	19.50	JPY	81,071	64,596	-0-	64,596

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA
S&P/ASX 200 Index 2/16/17*	13.25%	AUD	1,724	$188,926	$-0-	$188,926
Morgan Stanley & Co. International PLC
Euro STOXX 50 Index 2/17/17*	15.70	EUR	1,091	217,436	-0-	217,436
Euro STOXX 50 Index 2/28/17*	16.13		893	(89,662)	-0-	(89,662)
Powershares QQQ 2/3/17*	10.90		$593	21,797	-0-	21,797

				$357,803	$-0-	$357,803

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $Value atJanuary 31, 2017
Barclays Capital, Inc.†	2,370	USD	(2.25	)%*	—	$2,370,048
Barclays Capital, Inc.†	3,430	USD	(1.00	)%*	—	3,429,428
Barclays Capital, Inc.†	953	USD	(0.50	)%*	—	951,455
Barclays Capital, Inc.†	16,535	USD	(0.50	)%*	—	16,532,119
Barclays Capital, Inc.†	2,002	USD	(0.25	)%*	—	2,001,627
Barclays Capital, Inc.†	3,736	USD	(0.25	)%*	—	3,735,524
Barclays Capital, Inc.†	3,608	USD	(0.25	)%*	—	3,607,350
Barclays Capital, Inc.†	2,248	USD	(0.25	)%*	—	2,248,109
Barclays Capital, Inc.†	5,279	USD	0.00%		—	5,278,523
Barclays Capital, Inc.†	5,165	USD	0.00%		—	5,165,108
Credit Suisse Securities (USA) LLC†	1,234	USD	(3.25	)%*	—	1,227,906
Credit Suisse Securities (USA) LLC†	4,488	EUR	(1.50	)%*	—	4,828,714
Credit Suisse Securities (USA) LLC†	1,795	EUR	(1.50	)%*	—	1,931,485
Credit Suisse Securities (USA) LLC†	526	EUR	(1.50	)%*	—	567,968
Credit Suisse Securities (USA) LLC†	2,652	EUR	(1.25	)%*	—	2,840,369
Credit Suisse Securities (USA) LLC†	2,390	EUR	(1.20	)%*	—	2,572,844
Credit Suisse Securities (USA) LLC†	4,708	USD	0.00%		—	4,707,675
ING Financial Markets LLC†	354	USD	(2.00	)%*	—	352,988
ING Financial Markets LLC†	2,123	USD	(1.50	)%*	—	2,118,271
ING Financial Markets LLC†	1,943	USD	(0.25	)%*	—	1,942,419
ING Financial Markets LLC†	2,404	USD	0.00%		—	2,404,113
ING Financial Markets LLC†	679	USD	0.00%		—	679,000
ING Financial Markets LLC†	293	USD	0.00%		—	292,500
Jefferies & Company, Inc.†	3,658	USD	(0.10	)%*	—	3,657,002
JPMorgan Chase Bank, NA†	1,738	USD	0.00%		—	1,738,250
Merrill Lynch Pierce Fenner	20,250	USD	0.85%		4/13/17	20,259,563

						$97,440,358

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2017

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous		Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$77,180,795		$	– 0	–	$	– 0	–	$	– 0	–	$77,180,795
Governments - Treasuries	– 0	–		– 0	–		20,259,563			– 0	–	20,259,563

Total	$77,180,795		$	– 0	–		$20,259,563		$	– 0	–	$97,440,358

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $2,501,113,330 or 32.4% of net assets.
(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2017.
(c)	Floating Rate Security. Stated interest/floor rate was in effect at January 31, 2017.
(d)	Defaulted.
(e)	Non-income producing security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.53% of net assets as of January 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B5.
707%, 6/24/50	10/06/09	$2,743,566	$3,536,050	0.05%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B7.
271%, 4/25/26	4/29/16	21,264,120	21,536,226	0.28%
Bellemeade Re II Ltd.
Series 2016-1A, Class B112.
771%, 4/25/26	4/29/16	2,330,884	2,394,113	0.03%
Bellemeade Re Ltd.
Series 2015-1A, Class M25.
071%, 7/25/25	7/27/15	6,628,822	6,671,992	0.09%
Creditcorp
12.00%, 7/15/18	6/28/13	6,188,610	4,964,000	0.06%
Curo Group Holdings Corp.
12.00%, 11/15/17	2/11/13	4,256,000	4,234,720	0.05%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	15,708,850	14,091,951	0.18%
Dominican Republic International Bond
12.00%, 1/20/22	1/23/15	7,886,878	7,697,212	0.10%
Dominican Republic International Bond
10.50%, 1/17/20	1/23/15	7,765,393	7,583,650	0.10%
Dominican Republic International Bond
15.95%, 6/04/21	1/11/13	1,476,083	1,351,282	0.02%
Edcon Ltd.
9.50%, 3/01/18	3/05/15	2,313,886	335,467	0.00%
Edcon Ltd.
9.50%, 3/01/18	2/08/13	3,503,038	202,136	0.00%
Edcon Ltd.
9.50%, 3/01/18	2/27/15	1,350,350	121,282	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Edcon Ltd.
9.50%, 3/01/18	3/13/15	$806,150	$86,282	0.00%
Exide Technologies
7.00%, 4/30/25	11/10/16	441,598	486,564	0.01%
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35	3/04/16	10,595,296	12,517,244	0.16%
Golden Energy Offshore Services AS
5.00%, 12/31/17	9/18/14	5,199,042	814,798	0.01%
Liberty Tire Recycling LLC
11.00%, 3/31/21	3/05/15	2,671,824	1,511,740	0.02%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	12,955,187	1,612	0.00%
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18	5/14/12	4,600,811	4,694,298	0.06%
Vantage Drilling International
10.00%, 12/31/20	2/10/16	407,120	387,900	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	8/01/12	11,383,331	1,018,252	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/12/14	5,618,897	719,400	0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	2,486,550	650,000	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	10/19/12	2,931,444	306,150	0.00%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.021%, 11/25/25	9/06/16	6,105,338	6,351,129	0.08%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
6.271%, 11/25/25	9/28/15	3,332,630	3,600,072	0.05%
iPayment, Inc.
9.50%, 12/15/19	2/27/15	10,313,201	10,873,163	0.14%

(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Helicopter SA
9.25%, 10/15/20	10/02/12	$19,430,779	$19,715,987	0.26%
CHC Helicopter SA
9.375%, 6/01/21	2/19/16	79,324	501,280	0.01%
Exide Technologies
Series AI1
1.00%, 4/30/20	4/30/15	22,663,433	18,664,612	0.24%
Exide Technologies	4/30/15	513,771	238,363	0.00%
Exide Technologies	4/30/15	116,907	54,239	0.00%
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	5/04/10	4,265,312	2,147,375	0.03%
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19	8/01/13	2,723,792	1,411,425	0.02%
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 9/15/21	9/04/14	647,560	327,500	0.00%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	10/11/12	10	– 0 –	0.00%

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	4/01/15	$25,000,000	$26,086,920	0.34%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	12,695,000	12,773,341	0.17%

(h)	Fair valued by the Adviser.
(i)	Illiquid security.
(j)	Convertible security.
(k)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(l)	Variable rate coupon, rate shown as of January 31, 2017.
(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2017.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Defaulted matured security.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	Inverse interest only security.
(s)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2017.
(t)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(u)	IO - Interest Only.
(v)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(w)	Effective prepayment date of April 2017.
Effective prepayment date of December 2016.
(y)	One contract relates to 100 shares.
(z)	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.
(aa)	One contract relates to 1 share.
(ab)	To obtain a copy of the fund’s shareholder report, please go to the Securities and
Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(ac)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(ad)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $371,631,792 and gross unrealized depreciation of investments was $(381,260,829), resulting in net unrealized depreciation of $(9,629,037).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

12MTA	-	12 Month Treasury Average

ABS	-	Asset-Backed Securities

ASX	-	Australian Stock Exchange

CBOE	-	Chicago Board Options Exchange

CBT	-	Chicago Board of Trade

CDOR	-	Canadian Dealer Offered Rate

CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index

CDX-NAHY	-	North American High Yield Credit Default Swap Index

CDX-NAIG	-	North American Investment Grade Credit Default Swap Index

CMBS	-	Commercial Mortgage-Backed Securities

CME	-	Chicago Mercantile Exchange

EURIBOR	-	Euro Interbank Offered Rate

INTRCONX	-	Inter-Continental Exchange

JSC	-	Joint Stock Company

LIBOR	-	London Interbank Offered Rates

REIT	-	Real Estate Investment Trust

REMICs	-	Real Estate Mortgage Investment Conduits

TIIE	-	Banco de México Equilibrium Interbank Interest Rate

COUNTRY BREAKDOWN *

64.3%	United States
5.0%	Brazil
2.6%	Canada
2.6%	United Kingdom
1.9%	Argentina
1.5%	Indonesia
1.5%	South Africa
1.4%	Luxembourg
1.2%	France
1.2%	Mexico
0.9%	Colombia
0.9%	Dominican Republic
0.9%	Netherlands
10.8%	Other
3.3%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following countries: Angola, Australia, Bahamas, Barbados, Bermuda, Cameroon, Cayman Islands, Chile, Croatia, Denmark, Ecuador, Egypt, El Salvador, Ethiopia, Gabon, Germany, Ghana, Guatemala, Hong Kong, India, Iraq, Ireland, Israel, Italy, Ivory Coast, Jamaica, Jordan, Kazakhstan, Kenya, Lebanon, Macau, Mongolia, New Zealand, Nigeria, Norway, Pakistan, Peru, Portugal, Romania, Russia, Serbia, Spain, Sri Lanka, Switzerland, Trinidad & Tobago, Turkey, Ukraine, United Arab Emirates, Venezuela and Zambia.

AB High Income Fund

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities	Level 1			Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$2,946,269,754	$54,910,943	#	$3,001,180,697
Governments - Treasuries		– 0	–	1,510,160,331	– 0	–	1,510,160,331
Collateralized Mortgage Obligations		– 0	–	775,264,499	– 0	–	775,264,499
Corporates - Investment Grade		– 0	–	482,314,222	– 0	–	482,314,222
Emerging Markets - Sovereigns		– 0	–	382,146,111	– 0	–	382,146,111
Emerging Markets - Treasuries		– 0	–	285,303,400	– 0	–	285,303,400
Bank Loans		– 0	–	210,775,299	37,298,940		248,074,239
Emerging Markets - Corporate Bonds		– 0	–	146,194,407	724,390		146,918,797
Commercial Mortgage-Backed Securities		– 0	–	20,762,961	125,599,111		146,362,072
Preferred Stocks		30,419,372		11,031,640	63,203,988		104,655,000
Inflation-Linked Securities		– 0	–	63,984,387	12,517,244		76,501,631
Governments - Sovereign Agencies		– 0	–	67,619,150	– 0	–	67,619,150
Quasi-Sovereigns		– 0	–	60,270,866	– 0	–	60,270,866
Common Stocks		13,715,439		3,656,015	42,238,951	#	59,610,405
Whole Loan Trusts		– 0	–	– 0 –	51,576,246		51,576,246
Local Governments - Regional Bonds		– 0	–	41,486,860	– 0	–	41,486,860
Asset-Backed Securities		– 0	–	4,070,945	33,800,724		37,871,669
Governments - Sovereign Bonds		– 0	–	14,515,612	– 0	–	14,515,612
Local Governments - Municipal Bonds		– 0	–	10,671,954	– 0	–	10,671,954
Options Purchased - Calls		– 0	–	7,361,161	– 0	–	7,361,161
Warrants		1,009,963		– 0 –	2,232,953	#	3,242,916
Options Purchased - Puts		– 0	–	1,054,551	– 0	–	1,054,551
Short-Term Investments:
Investment Companies		190,032,675		– 0 –	– 0	–	190,032,675
Time Deposits		– 0	–	52,857,801	– 0	–	52,857,801
Emerging Markets - Treasuries		– 0	–	16,704,908	– 0	–	16,704,908

Investments valued at NAV**							1,932,219

Total Investments in Securities		235,177,449		7,114,476,834	424,103,490		7,775,689,992
Other Financial Instruments*:
Assets
Futures		2,116,712		306,706	– 0	–	2,423,418
Forward Currency Exchange Contracts		– 0	–	37,957,467	– 0	–	37,957,467
Centrally Cleared Credit Default Swaps		– 0	–	2,496,762	– 0	–	2,496,762
Centrally Cleared Interest Rate Swaps		– 0	–	4,771,842	– 0	–	4,771,842
Credit Default Swaps		– 0	–	6,453,163	– 0	–	6,453,163
Total Return Swaps		– 0	–	2,898,903	– 0	–	2,898,903
Variance Swaps		– 0	–	826,286	– 0	–	826,286
Liabilities
Futures		(417,586)		– 0 –	– 0	–	(417,586)
Forward Currency Exchange Contracts		– 0	–	(55,589,850)	– 0	–	(55,589,850)
Call Options Written		– 0	–	(598,185)	– 0	–	(598,185)
Put Options Written		– 0	–	(3,518,219)	– 0	–	(3,518,219)
Credit Default Swaptions Written		– 0	–	(453,519)	– 0	–	(453,519)
Interest Rate Swaptions Written		– 0	–	(1,710,023)	– 0	–	(1,710,023)
Currency Options Written		– 0	–	(6,801,719)	– 0	–	(6,801,719)
Centrally Cleared Credit Default Swaps		– 0	–	(6,244,303)	– 0	–	(6,244,303)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,541,681)	– 0	–	(3,541,681)
Credit Default Swaps		– 0	–	(15,579,043)	– 0	–	(15,579,043)
Variance Swaps		– 0	–	(468,483)	– 0	–	(468,483)

Total^		$236,876,575		$7,075,682,938	$424,103,490		$7,738,595,222

#	The Fund held securities with zero market value at period end.

**	In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. Accordingly, the total investments with a fair value of $1,932,219 have not been categorized in the fair value hierarchy.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non - Investment Grade#		Collateralized Mortgage Obligations			Bank Loans		Emerging Markets - Corporate Bonds
Balance as of 10/31/16	$38,539,513			$30,693,761		$36,930,151		$1,251,220
Accrued discounts/
(premiums)	151,053			– 0	–	89,522		– 0	–
Realized gain (loss)	(3,039,140)			– 0	–	40,489		– 0	–
Change in unrealized appreciation/depreciation	9,521,704			– 0	–	2,250,632		(526,830)
Purchases	5,169,838			– 0	–	2,476,082		– 0	–
Sales/Paydowns	(11,682,470)			– 0	–	(29,763,471)		– 0	–
Transfers into level 3	16,250,445			– 0	–	29,722,604		– 0	–
Transfers out of level 3	– 0	–		(30,693,761)		(4,447,069)		– 0	–

Balance as of 1/31/17	$54,910,943		$	– 0	–	$37,298,940		$724,390

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$9,559,940		$	– 0	–	$2,651,886		$(526,830)

	Commercial Mortgage - Backed Securities		Preferred Stocks			Inflation-Linked Securities		Common Stocks#
Balance as of 10/31/16	$135,006,871		$	– 0	–	$11,964,786		$49,234,743
Accrued discounts/
(premiums)	125,668			– 0	–	5,099		– 0	–
Realized gain (loss)	(288,565)			– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	145,951			16,245,001		547,359		(26,137)
Purchases	– 0	–		46,958,987		– 0	–	1,221,023
Sales/Paydowns	(9,390,814)			– 0	–	– 0	–	(8,190,678)
Transfers into level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–		– 0	–	– 0	–	– 0	–

Balance as of 1/31/17	$125,599,111			$63,203,988		$12,517,244		$42,238,951

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$(59,986)			$16,245,001		$547,359		$(158,062)

	Whole Loan Trusts		Asset-Backed Securities		Warrants#			Total
Balance as of 10/31/16	$59,778,271		$30,569,026			$2,232,953		$396,201,295
Accrued discounts/
(premiums)	17,725		160,333			– 0	–	549,400
Realized gain (loss)	(1,667,908)		152,190			– 0	–	(4,802,934)
Change in unrealized appreciation/depreciation	(4,005,182)		792,372			– 0	–	24,944,870
Purchases	1,249,010		– 0	–		– 0	–	57,074,940
Sales/Paydowns	(3,795,670)		(584,947)			– 0	–	(63,408,050)
Transfers into level 3	– 0	–	2,711,750			– 0	–	48,684,799
Transfers out of level 3	– 0	–	– 0	–		– 0	–	(35,140,830)

Balance as of 1/31/17	$51,576,246		$33,800,724			$2,232,953		$424,103,490 +

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$(4,005,182)		$792,372		$	– 0	–	$25,046,498

#	The Fund held securities with zero market value during the reporting period.
+	There were de minimis transfers between Level 2 and Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at January 31, 2017. Securities priced by third party vendors and NAV equivalent are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/2017	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates - Non-Investment Grade	$4,927	Projected Cash Flow	Terms of Escrow	$1.80 per $1,000 Principal
	$0	Qualitative Assessment		$0.00/N/A

$4,927

Bank Loans	$2,288,633	Market Approach	EBITDA* Projection	$19 mm-$40mm/N/A
			EBITDA* Multiple	5X/N/A
			Scrap Value	$110mm/N/A
Common Stocks	$1,901,442	Market Approach	EBITDA* Projection	$94mm/N/A
			EBITDA* Multiples	8.5X/N/A
	$132,373	Market Approach	EBITDA* Projection	$33mm/N/A
			EBITDA* Multiples	4.9X-6.9X/5.9X

	Fair Value at 1/31/2017	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks	$38,584	Market Approach	EBITDA* Projection	$304mm/N/A
			EBITDA* Multiples	13.7X/N/A

	$2,072,399

Whole Loan Trusts	$9,262,311	Market Approach	Underlying NAV of the Collateral	$96.62/N/A
	$5,992,276	Recovery Analysis	Cumulative Loss	<30%/N/A
	$2,176,071	Recovery Analysis	Cumulative Loss	<35%/N/A

	$17,430,658

Warrants	$803,366	Option Pricing Model	Exercise Price	$6.64/N/A
			Expiration Date	June, 2019/N/A
			EV Volatility %	50%/N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the

three months ended January 31, 2017 is as follows:

Market Value October 31, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2017 (000)	Dividend Income (000)
437,100	$619,046	$866,113	$190,033	$124

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2017